FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Corporate Bonds—17.5%
Acrisure LLC / Acrisure Finance, Inc., 6.0%, 8/1/29	(d)	Insurance	$171	$171	$158
Alliance Data Systems Corp., 4.8%, 12/15/24	(d)	Diversified Financial Services	948	915	933
Altice France Holding SA, 10.5%, 5/15/27	(d)	Telecommunications	500	541	524
American Greetings Corp., 8.8%, 4/15/25	(d)	Housewares	392	408	386
Apollo Commercial Real Estate Finance, Inc., 4.6%, 6/15/29	(d)	Real Estate Investment Trusts	184	184	167
APX Group, Inc., 5.8%, 7/15/29	(d)	Commercial Services	173	173	158
At Home Group, Inc., 4.9%, 7/15/28	(d)	Retail	138	138	123
Bausch Health Companies, Inc., 9.0%, 12/15/25	(d)	Pharmaceuticals	263	276	273
BroadStreet Partners, Inc., 5.9%, 4/15/29	(d)	Insurance	140	138	131
Caesars Entertainment, Inc., 6.3%, 7/1/25	(d)	Entertainment	708	729	732
Callon Petroleum Co., 9.0%, 4/1/25	(d)	Oil & Gas	248	268	263
CCO Holdings LLC / CCO Holdings Capital Corp., 4.8%, 2/1/32	(d)	Media Entertainment	22	22	21
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.8%, 3/1/25	(d)	Software	1,204	1,209	1,205
CITGO Petroleum Corp., 7.0%, 6/15/25	(d)	Oil & Gas	624	624	629
CITGO Petroleum Corp., 6.4%, 6/15/26	(d)	Oil & Gas	93	93	94
Clear Channel International B.V., 6.6%, 8/1/25	(d)	Advertising	1,013	1,043	1,032
CommScope Finance LLC, 6.0%, 3/1/26	(d)	Telecommunications	264	273	267
Connect Finco SARL / Connect US Finco LLC, 6.8%, 10/1/26	(d)	Telecommunications	165	174	168
CoreCivic, Inc., 4.8%, 10/15/27		Commercial Services	236	212	206
CoreCivic, Inc., 8.3%, 4/15/26		Commercial Services	164	166	169
CP Atlas Buyer, Inc., 7.0%, 12/1/28	(d)	Building Materials	268	277	229
CSC Holdings LLC, 4.5%, 11/15/31	(d)	Media Entertainment	191	186	171
Dave & Buster's, Inc., 7.6%, 11/1/25	(d)	Retail	723	770	762
eG Global Finance Plc, 6.8%, 2/7/25	(d)	Retail	1,191	1,188	1,190
eG Global Finance Plc, 8.5%, 10/30/25	(d)	Retail	213	221	218
Empire Resorts, Inc., 7.8%, 11/1/26	(d)	Entertainment	207	208	202
Five Point Operating Co. LP / Five Point Capital Corp., 7.9%, 11/15/25	(d)	Real Estate	1,134	1,128	1,162
Flex Acquisition Co., Inc., 7.9%, 7/15/26	(d)	Packaging & Containers	833	867	863
Fortress Transportation and Infrastructure Investors LLC, 9.8%, 8/1/27	(d)	Trucking & Leasing	561	639	587
Gates Global LLC / Gates Corp., 6.3%, 1/15/26	(d)	Miscellaneous Manufacturing	519	535	520
GEO Group, Inc., 6.0%, 4/15/26		Real Estate Investment Trusts	203	180	159
GEO Group, Inc., 5.1%, 4/1/23		Real Estate Investment Trusts	210	203	201
Getty Images, Inc., 9.8%, 3/1/27	(d)	Internet	336	353	348
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.5%, 6/1/26	(d)	Food	307	313	296
Hadrian Merger Sub, Inc., 8.5%, 5/1/26	(d)	Healthcare-Services	283	294	285
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.9%, 9/1/25	(d)	Pharmaceuticals	174	174	179
Hexion, Inc., 7.9%, 7/15/27	(d)	Chemicals	184	194	194
Houghton Mifflin Harcourt Publishers, Inc., 9.0%, 2/15/25	(d)	Media Entertainment	1,043	942	1,091
HUB International Ltd., 7.0%, 5/1/26	(d)	Insurance	150	154	152
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.4%, 12/15/25		Investment Companies	262	267	264
Ingevity Corp., 4.5%, 2/1/26	(d)	Chemicals	276	278	268

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
IRB Holding Corp., 6.8%, 2/15/26	(d)	Retail	$610	$610	$621
iStar, Inc., 4.3%, 8/1/25		Real Estate Investment Trusts	966	966	952
iStar, Inc., 5.5%, 2/15/26		Real Estate Investment Trusts	31	32	31
JELD-WEN, Inc., 4.6%, 12/15/25	(d)	Building Materials	349	353	336
Kronos Acquisition Holdings, Inc., 7.0%, 12/31/27	(d)	Household Products/Wares	261	265	221
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.3%, 10/1/25	(d)	Real Estate Investment Trusts	494	500	493
Level 3 Financing, Inc., 5.3%, 3/15/26		Telecommunications	140	142	140
Mauser Packaging Solutions Holding Co., 5.5%, 4/15/24	(d)	Packaging & Containers	815	818	813
Maxim Crane Works Holdings Capital LLC, 10.1%, 8/1/24	(d)	Machinery-Diversified	862	870	879
Metis Merger Sub LLC, 6.5%, 5/15/29	(d)	Commercial Services	159	159	150
Midcap Financial Issuer Trust, 5.6%, 1/15/30	(d)	Diversified Financial Services	209	207	185
Mohegan Gaming & Entertainment, 8.0%, 2/1/26	(d)	Entertainment	551	555	548
New Home Co., Inc., 7.3%, 10/15/25	(d)	Home Builders	743	748	721
Nuance Communications, Inc., 5.6%, 12/15/26		Software	301	310	310
Pactiv LLC, 8.0%, 12/15/25		Packaging & Containers	377	395	385
Pactiv LLC, 8.4%, 4/15/27		Packaging & Containers	861	909	884
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.5%, 5/15/27	(d)	Auto Parts & Equipment	263	282	273
Powdr Corp., 6.0%, 8/1/25	(d)	Entertainment	207	217	213
Prime Healthcare Services, Inc., 7.3%, 11/1/25	(d)	Healthcare-Services	315	325	323
Promontoria Holding 264 B.V., 7.9%, 3/1/27	(d)	Engineering & Construction	100	100	97
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, 4.9%, 11/1/26	(d)	Entertainment	382	386	367
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.8%, 12/1/26	(d)	Healthcare-Services	835	879	874
Rite Aid Corp., 7.5%, 7/1/25	(d)	Retail	44	44	41
Rite Aid Corp., 8.0%, 11/15/26	(d)	Retail	113	115	104
RLJ Lodging Trust LP, 3.8%, 7/1/26	(d)	Real Estate Investment Trusts	418	417	398
Royal Caribbean Cruises Ltd., 10.9%, 6/1/23	(d)	Leisure Time	701	759	747
RP Escrow Issuer LLC, 5.3%, 12/15/25	(d)	Healthcare-Services	361	367	353
Scientific Games International, Inc., 5.0%, 10/15/25	(d)	Entertainment	230	236	236
Service Properties Trust, 7.5%, 9/15/25		Real Estate Investment Trusts	814	903	855
Southwestern Energy Co., 6.0%, 1/23/25		Oil & Gas	85	92	89
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.4%, 9/30/26	(d)	Retail	614	643	625
Spirit AeroSystems, Inc., 7.5%, 4/15/25	(d)	Aerospace/Defense	350	364	363
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.0%, 9/20/25	(d)	Airlines	965	1,055	1,029
SRS Distribution, Inc., 6.0%, 12/1/29	(d)	Retail	153	153	142
Starwood Property Trust, Inc., 3.8%, 12/31/24	(d)	Real Estate Investment Trusts	460	460	447
Starwood Property Trust, Inc., 3.6%, 7/15/26	(d)	Real Estate Investment Trusts	549	548	525
Stericycle, Inc., 5.4%, 7/15/24	(d)	Environmental Control	325	330	332
Sunoco LP / Sunoco Finance Corp., 6.0%, 4/15/27		Oil & Gas	96	87	98
Surgery Center Holdings, Inc., 6.8%, 7/1/25	(d)	Healthcare-Services	553	562	552
TKC Holdings, Inc., 6.9%, 5/15/28	(d)	Food Service	537	546	523
TransDigm, Inc., 6.3%, 3/15/26	(d)	Aerospace/Defense	244	253	251

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Triumph Group, Inc., 8.9%, 6/1/24	(d)	Aerospace/Defense	$1,000	$1,079	$1,058
Trivium Packaging Finance B.V., 8.5%, 8/15/27	(d)	Packaging & Containers	221	237	220
Trivium Packaging Finance B.V., 5.5%, 8/15/26	(d)	Packaging & Containers	449	465	448
Uber Technologies, Inc., 8.0%, 11/1/26	(d)	Internet	863	917	918
US Acute Care Solutions LLC, 6.4%, 3/1/26	(d)	Healthcare-Services	1,052	1,081	1,040
Vector Group Ltd., 10.5%, 11/1/26	(d)	Agriculture	735	772	753
Vector Group Ltd., 5.8%, 2/1/29	(d)	Agriculture	728	728	665
Verscend Escrow Corp., 9.8%, 8/15/26	(d)	Commercial Services	396	417	412
Viasat, Inc., 5.6%, 9/15/25	(d)	Telecommunications	637	645	623
VOC Escrow Ltd., 5.0%, 2/15/28	(d)	Leisure Time	249	228	232
WASH Multifamily Acquisition, Inc., 5.8%, 4/15/26	(d)	Commercial Services	928	953	932
Waste Pro USA, Inc., 5.5%, 2/15/26	(d)	Environmental Control	803	816	760
White Cap Parent LLC, 8.3%, 3/15/26	(d)	Retail	375	384	369
XHR LP, 6.4%, 8/15/25	(d)	Real Estate Investment Trusts	300	312	310
Total Corporate Bonds				$44,124	$43,246

Convertible Bonds—0.3%
Apollo Commercial Real Estate Finance, Inc., 5.4%, 10/15/23		Real Estate Investment Trusts	434	431	434
RWT Holdings, Inc., 5.8%, 10/1/25		Holding Companies-Diversified	338	338	332
Total Convertible Bonds				$769	$766

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Common Stocks—16.8%
Alphabet, Inc.	(e) (f)	Internet	422	$1,123	$1,174
Ball Corp.	(f)	Packaging & Containers	49,676	4,375	4,471
Blackstone, Inc.		Private Equity	7,192	819	913
Canadian Pacific Railway Ltd.	(f)	Transportation	32,845	2,306	2,711
Cintas Corp.	(f)	Commercial Services	3,953	1,451	1,682
Costco Wholesale Corp.	(f)	Retail	2,553	1,065	1,470
CSX Corp.	(f)	Transportation	18,864	651	706
CVS Health Corp.		Pharmaceuticals	3,541	338	358
Danaher Corp.	(f)	Healthcare-Products	5,947	1,623	1,744
Davide Campari-Milano N.V.		Beverages	98,234	1,137	1,147
Deere & Co.	(f)	Machinery-Diversified	1,756	619	730
Domino's Pizza, Inc.		Retail	642	301	261
Equitable Holdings, Inc.		Insurance	16,172	508	500
Floor & Decor Holdings, Inc.	(e) (f)	Retail	12,684	1,347	1,027
Hermes International		Apparel	265	365	379
Home Depot, Inc.	(f)	Retail	6,933	2,255	2,075
Intuit, Inc.		Software	1,911	945	919
L'Oreal SA		Cosmetics/Personal Care	1,363	568	549
LVMH Moet Hennessy Louis Vuitton SE		Apparel	132	93	95
Mastercard, Inc.	(f)	Diversified Financial Services	2,997	1,030	1,071
Mettler-Toledo International, Inc.	(e) (f)	Electronics	1,034	1,234	1,420
Microsoft Corp.	(f)	Software	8,159	2,212	2,515
Mister Car Wash, Inc.	(e)	Commercial Services	16,075	278	238
Moody's Corp.		Commercial Services	2,098	654	708
Pool Corp.	(f)	Distribution/Wholesale	3,329	1,419	1,408
Republic Services, Inc.	(f)	Environmental Control	12,989	1,487	1,721
S&P Global, Inc.		Commercial Services	1,441	553	591

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Sherwin-Williams Co	(f)	Chemicals	15,100	$3,978	$3,769
Skyline Champion Corp.	(e)	Home Builders	11,680	819	641
Thermo Fisher Scientific, Inc.		Healthcare-Products	967	491	571
Tractor Supply Co.	(f)	Retail	4,402	874	1,027
Treatt Plc		Chemicals	5,963	86	89
Union Pacific Corp.	(f)	Transportation	7,425	1,612	2,029
Watches of Switzerland Group Plc	(d) (e)	Retail	58,646	891	878
Total Common Stocks				$39,507	$41,587
TOTAL INVESTMENTS—34.6%				$84,400	85,599
Other Assets in Excess of Liabilities—65.4%					161,899
Net Assets—100.0%					$247,498

Investments Sold Short—(10.7)%

Portfolio Company(a)	Footnotes	Number of Shares	Proceeds	Fair Value(c)
Mutual Funds Sold Short—(6.0)%
ARK Innovation ETF		(2,315)	$(146)	$(154)
Energy Select Sector SPDR Fund		(659)	(50)	(50)
Invesco S&P 500 Equal Weight ETF		(2,783)	(435)	(439)
iShares Russell 1000 ETF		(44,585)	(10,694)	(11,149)
iShares Russell 1000 Value ETF		(8,060)	(1,346)	(1,338)
SPDR S&P 500 ETF Trust		(4,072)	(1,798)	(1,839)

Total Mutual Funds Sold Short			$(14,469)	$(14,969)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Proceeds	Fair Value(c)
Corporate Bonds Sold Short—(3.2)%
Albertsons Co., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.9%, 2/15/28		Food	$(328)	$(336)	$(328)
At Home Group, Inc., 7.1%, 7/15/29		Retail	(138)	(135)	(120)
Bausch Health Companies, Inc., 5.8%, 8/15/27		Pharmaceuticals	(216)	(214)	(213)
Bausch Health Companies, Inc., 6.1%, 2/1/27		Pharmaceuticals	(362)	(362)	(365)
Boyd Gaming Corp., 4.8%, 12/1/27		Lodging	(327)	(327)	(326)
C&S Group Enterprises LLC, 5.0%, 12/15/28		Food	(300)	(279)	(259)
Cascades, Inc. / Cascades USA, Inc., 5.4%, 1/15/28		Packaging & Containers	(212)	(213)	(212)
CEC Entertainment LLC, 6.8%, 5/1/26		Retail	(385)	(367)	(373)
Chobani LLC / Chobani Finance Corp., Inc., 7.5%, 4/15/25		Food	(344)	(335)	(333)
Energizer Holdings, Inc., 4.8%, 6/15/28		Electrical Components & Equipment	(418)	(397)	(381)
Foundation Building Materials, Inc., 6.0%, 3/1/29		Retail	(172)	(161)	(155)
Grifols Escrow Issuer SA, 4.8%, 10/15/28		Biotechnology	(523)	(499)	(493)
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.3%, 5/15/27		Investment Companies	(80)	(80)	(79)
LPL Holdings, Inc., 4.6%, 11/15/27		Diversified Financial Services	(302)	(302)	(297)
Merlin Entertainments Ltd., 5.8%, 6/15/26		Entertainment	(328)	(326)	(324)
ModivCare Escrow Issuer, Inc., 5.0%, 10/1/29		Healthcare-Services	(468)	(445)	(437)
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.0%, 8/15/27		Advertising	(328)	(323)	(321)
Owens-Brockway Glass Container, Inc., 6.6%, 5/13/27		Packaging & Containers	(37)	(38)	(37)
Real Hero Merger Sub 2, Inc., 6.3%, 2/1/29		Auto Parts & Equipment	(171)	(163)	(156)
Royal Caribbean Cruises Ltd., 5.5%, 4/1/28		Leisure Time	(150)	(148)	(143)
Sabre GLBL, Inc., 7.4%, 9/1/25		Commercial Services	(492)	(499)	(515)

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Proceeds	Fair Value(c)
Scripps Escrow II, Inc., 5.4%, 1/15/31		Media Entertainment	$(381)	$(362)	$(365)
Scripps Escrow, Inc., 5.9%, 7/15/27		Media Entertainment	(216)	(215)	(216)
Six Flags Entertainment Corp., 5.5%, 4/15/27		Entertainment	(328)	(326)	(328)
Tenet Healthcare Corp., 5.1%, 11/1/27		Healthcare-Services	(328)	(329)	(330)
Viking Cruises Ltd., 7.0%, 2/15/29		Leisure Time	(249)	(224)	(230)
ZipRecruiter, Inc., 5.0%, 1/15/30		Commercial Services	(609)	(596)	(595)
Total Corporate Bonds Sold Short				$(8,001)	$(7,931)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Proceeds	Fair Value(c)
Common Stocks Sold Short—(1.5)%
3M Co.		Miscellaneous Manufacturing	(1,211)	$(189)	$(180)
Amazon.com, Inc.		Internet	(11)	(32)	(36)
AMC Entertainment Holdings, Inc.		Entertainment	(733)	(30)	(18)
American Airlines Group, Inc.		Airlines	(4,096)	(85)	(75)
Berkshire Hathaway, Inc.		Insurance	(220)	(79)	(78)
Beyond Meat, Inc.		Food	(824)	(61)	(40)
Block, Inc.		Commercial Services	(1,541)	(216)	(209)
Brown-Forman Corp.		Beverages	(1,646)	(104)	(110)
Cargurus, Inc.		Internet	(1,211)	(49)	(51)
Chevron Corp.		Oil & Gas	(330)	(54)	(54)
Church & Dwight Co., Inc.		Household Products/Wares	(1,099)	(110)	(109)
Clorox Co./The		Household Products/Wares	(1,444)	(248)	(201)
CME Group, Inc.		Diversified Financial Services	(771)	(185)	(183)
Dollar Tree, Inc.		Retail	(210)	(29)	(34)
Exxon Mobil Corp.		Oil & Gas	(440)	(36)	(36)
Geberit AG		Building Materials	(78)	(46)	(48)
Genuine Parts Co.		Retail	(2,205)	(281)	(278)
Hilton Worldwide Holdings, Inc.		Lodging	(551)	(83)	(84)
Hormel Foods Corp.		Food	(2,858)	(144)	(147)
Keurig Dr Pepper, Inc.		Beverages	(661)	(25)	(25)
Legalzoom.com, Inc.		Commercial Services	(962)	(14)	(14)
Lockheed Martin Corp.		Aerospace/Defense	(592)	(232)	(261)
Luminar Technologies, Inc.		Auto Parts & Equipment	(3,076)	(45)	(48)
Meta Platforms, Inc.		Internet	(154)	(34)	(34)
New York Times Co.		Media Entertainment	(3,748)	(170)	(172)
PayPal Holdings, Inc.		Commercial Services	(110)	(13)	(13)
Progressive Corp.		Insurance	(2,418)	(261)	(276)
Rivian Automotive, Inc.		Auto Manufacturers	(478)	(40)	(24)
Shake Shack, Inc.		Retail	(1,319)	(86)	(90)
SoFi Technologies, Inc.		Diversified Financial Services	(1,759)	(16)	(17)
Starbucks Corp.		Retail	(110)	(10)	(10)
Trupanion, Inc.		Insurance	(659)	(53)	(59)
Uber Technologies, Inc.		Internet	(2,201)	(79)	(78)
US Bancorp		Banks	(1,448)	(79)	(77)
Walgreens Boots Alliance, Inc.		Retail	(4,391)	(208)	(197)
Warby Parker, Inc.		Retail	(1,431)	(49)	(48)
Wayfair, Inc.		Internet	(420)	(52)	(46)
WeWork, Inc.		Real Estate	(3,307)	(23)	(22)

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Proceeds	Fair Value(c)
Xylem, Inc.		Machinery-Diversified	(3,306)	$(293)	$(282)
Total Common Stocks Sold Short				$(3,843)	$(3,764)
Total Investments Sold Short				$(26,313)	$(26,664)

Forward Foreign Currency Exchange Contracts—(0.1)%
	Contract	Currency and		Currency and
	Settlement	Amount		Amount to be		Unrealized	Unrealized
Counterparty	Date	to be Received		Delivered		Appreciation	Depreciation
Deutsche Bank AG	4/21/22	AUD	200	CAD	187	$—	$—
Deutsche Bank AG	4/21/22	AUD	219	GBP	125	—	1
Deutsche Bank AG	4/21/22	AUD	219	GBP	125	—	1
Deutsche Bank AG	4/21/22	AUD	600	JPY	55,817	—	10
Deutsche Bank AG	4/21/22	AUD	800	JPY	74,423	—	13
Deutsche Bank AG	4/21/22	AUD	200	JPY	18,309	—	1
Deutsche Bank AG	4/21/22	AUD	200	JPY	18,162	—	—
Deutsche Bank AG	4/21/22	AUD	800	NZD	867	—	2
Deutsche Bank AG	4/21/22	AUD	200	NZD	215	1	—
Deutsche Bank AG	4/21/22	AUD	700	USD	526	—	3
Deutsche Bank AG	4/21/22	AUD	100	USD	75	—	—
Deutsche Bank AG	4/21/22	AUD	200	USD	150	—	1
Deutsche Bank AG	4/21/22	AUD	100	USD	75	—	—
Deutsche Bank AG	4/4/22	BRL	507	USD	100	7	—
Deutsche Bank AG	4/4/22	BRL	513	USD	100	8	—
Deutsche Bank AG	4/21/22	CAD	376	AUD	400	1	—
Deutsche Bank AG	4/21/22	CAD	342	EUR	250	—	3
Deutsche Bank AG	4/21/22	CAD	400	JPY	39,617	—	6
Deutsche Bank AG	4/21/22	CAD	400	JPY	39,617	—	6
Deutsche Bank AG	4/21/22	CAD	300	USD	240	—	—
Deutsche Bank AG	4/21/22	CAD	300	USD	240	—	—
Deutsche Bank AG	4/21/22	CAD	200	USD	160	—	—
Deutsche Bank AG	4/21/22	CAD	400	USD	320	—	—
Deutsche Bank AG	4/21/22	CHF	128	EUR	125	—	—
Deutsche Bank AG	4/21/22	CHF	500	JPY	66,222	—	3
Deutsche Bank AG	4/21/22	CHF	750	USD	809	3	—
Deutsche Bank AG	4/21/22	CHF	375	USD	406	—	—
Deutsche Bank AG	4/11/22	CLP	81,192	USD	100	3	—
Deutsche Bank AG	4/18/22	CLP	80,681	USD	100	2	—
Deutsche Bank AG	4/11/22	CLP	80,087	USD	100	2	—
Deutsche Bank AG	4/25/22	CLP	80,449	USD	100	2	—
Deutsche Bank AG	4/29/22	CLP	78,422	USD	100	—	1
Deutsche Bank AG	4/21/22	CNH	4,484	USD	700	5	—
Deutsche Bank AG	4/21/22	CNH	2,562	USD	400	3	—
Deutsche Bank AG	4/4/22	COP	391,703	USD	100	4	—
Deutsche Bank AG	4/18/22	COP	382,294	USD	100	1	—
Deutsche Bank AG	4/22/22	COP	376,181	USD	100	—	1
Deutsche Bank AG	4/25/22	COP	379,970	USD	100	—	—
Deutsche Bank AG	5/2/22	COP	377,086	USD	100	—	—
Deutsche Bank AG	4/21/22	EUR	400	GBP	336	1	—
Deutsche Bank AG	4/21/22	EUR	1,600	JPY	216,986	—	12
Deutsche Bank AG	4/21/22	EUR	100	JPY	13,562	—	1
Deutsche Bank AG	4/21/22	EUR	100	JPY	13,553	—	1
Deutsche Bank AG	4/21/22	EUR	250	SEK	2,593	1	—
Deutsche Bank AG	4/21/22	EUR	625	USD	689	3	—
Deutsche Bank AG	4/21/22	EUR	1,625	USD	1,808	—	9

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

	Contract	Currency and		Currency and
	Settlement	Amount		Amount to be		Unrealized	Unrealized
Counterparty	Date	to be Received		Delivered		Appreciation	Depreciation
Deutsche Bank AG	4/21/22	EUR	250	USD	279	$—	$2
Deutsche Bank AG	4/21/22	GBP	125	AUD	218	1	—
Deutsche Bank AG	4/21/22	GBP	167	EUR	200	—	2
Deutsche Bank AG	4/21/22	GBP	333	EUR	400	—	5
Deutsche Bank AG	4/21/22	GBP	85	EUR	100	1	—
Deutsche Bank AG	4/21/22	GBP	250	JPY	40,670	—	6
Deutsche Bank AG	4/21/22	GBP	625	JPY	101,674	—	14
Deutsche Bank AG	4/21/22	GBP	125	USD	164	—	—
Deutsche Bank AG	4/21/22	GBP	500	USD	656	1	—
Deutsche Bank AG	4/21/22	GBP	188	USD	246	—	—
Deutsche Bank AG	4/4/22	INR	7,569	USD	100	—	—
Deutsche Bank AG	4/4/22	INR	7,584	USD	100	—	—
Deutsche Bank AG	4/7/22	INR	38,648	USD	500	10	—
Deutsche Bank AG	4/8/22	INR	38,395	USD	500	6	—
Deutsche Bank AG	4/18/22	INR	7,121	USD	92	1	—
Deutsche Bank AG	4/18/22	INR	12,660	USD	164	2	—
Deutsche Bank AG	4/11/22	INR	46,083	USD	600	7	—
Deutsche Bank AG	4/18/22	INR	30,559	USD	400	2	—
Deutsche Bank AG	4/25/22	INR	7,659	USD	100	1	—
Deutsche Bank AG	4/25/22	INR	7,675	USD	100	1	—
Deutsche Bank AG	4/22/22	INR	7,667	USD	100	1	—
Deutsche Bank AG	4/29/22	INR	7,661	USD	100	1	—
Deutsche Bank AG	4/25/22	INR	30,627	USD	400	2	—
Deutsche Bank AG	4/4/22	INR	78	USD	1	—	—
Deutsche Bank AG	4/21/22	JPY	37,184	AUD	400	6	—
Deutsche Bank AG	4/21/22	JPY	13,632	EUR	100	1	—
Deutsche Bank AG	4/21/22	JPY	67,772	EUR	500	3	—
Deutsche Bank AG	4/21/22	JPY	40,538	GBP	250	5	—
Deutsche Bank AG	4/21/22	JPY	50,000	USD	404	7	—
Deutsche Bank AG	4/14/22	KRW	97,520	USD	79	1	—
Deutsche Bank AG	4/14/22	KRW	25,484	USD	21	—	—
Deutsche Bank AG	4/18/22	KRW	124,193	USD	100	2	—
Deutsche Bank AG	4/21/22	KRW	103,440	USD	85	—	—
Deutsche Bank AG	4/21/22	KRW	82,699	USD	68	—	—
Deutsche Bank AG	4/21/22	KRW	20,865	USD	17	—	—
Deutsche Bank AG	4/21/22	KRW	36,946	USD	30	—	—
Deutsche Bank AG	4/21/22	KRW	243,262	USD	200	—	—
Deutsche Bank AG	4/14/22	KRW	242,696	USD	200	—	—
Deutsche Bank AG	4/18/22	KRW	121,374	USD	100	—	—
Deutsche Bank AG	4/21/22	MXN	10,000	USD	495	6	—
Deutsche Bank AG	4/21/22	MXN	500	USD	25	—	—
Deutsche Bank AG	4/21/22	MXN	1,500	USD	75	—	—
Deutsche Bank AG	4/21/22	MXN	3,000	USD	151	—	—
Deutsche Bank AG	4/21/22	MXN	500	USD	25	—	—
Deutsche Bank AG	4/21/22	MXN	500	USD	25	—	—
Deutsche Bank AG	4/21/22	NOK	2,375	EUR	250	—	7
Deutsche Bank AG	4/21/22	NOK	500	SEK	546	—	1
Deutsche Bank AG	4/21/22	NOK	2,500	SEK	2,729	—	6
Deutsche Bank AG	4/21/22	NOK	500	SEK	539	—	1
Deutsche Bank AG	4/21/22	NOK	866	USD	100	—	2
Deutsche Bank AG	4/21/22	NZD	200	JPY	17,171	—	3
Deutsche Bank AG	4/21/22	NZD	400	JPY	34,341	—	5
Deutsche Bank AG	4/21/22	NZD	200	JPY	16,935	—	1
Deutsche Bank AG	4/21/22	NZD	100	USD	69	—	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

	Contract	Currency and		Currency and
	Settlement	Amount		Amount to be		Unrealized	Unrealized
Counterparty	Date	to be Received		Delivered		Appreciation	Depreciation
Deutsche Bank AG	4/21/22	PLN	466	EUR	100	$—	$—
Deutsche Bank AG	4/21/22	PLN	431	USD	100	2	—
Deutsche Bank AG	4/21/22	TRY	2,908	USD	200	—	5
Deutsche Bank AG	4/21/22	TRY	1,481	USD	100	—	—
Deutsche Bank AG	4/21/22	TRY	2,959	USD	200	—	1
Deutsche Bank AG	4/1/22	TWD	3,660	USD	131	—	3
Deutsche Bank AG	4/1/22	TWD	1,938	USD	69	—	1
Deutsche Bank AG	4/6/22	TWD	5,592	USD	200	—	5
Deutsche Bank AG	4/6/22	TWD	2,799	USD	100	—	2
Deutsche Bank AG	4/14/22	TWD	2,828	USD	100	—	1
Deutsche Bank AG	4/15/22	TWD	2,833	USD	100	—	1
Deutsche Bank AG	4/1/22	TWD	5,673	USD	200	—	2
Deutsche Bank AG	4/21/22	TWD	2,837	USD	100	—	1
Deutsche Bank AG	4/1/22	TWD	2,838	USD	100	—	1
Deutsche Bank AG	4/11/22	TWD	2,850	USD	100	—	1
Deutsche Bank AG	4/15/22	TWD	5,696	USD	200	—	1
Deutsche Bank AG	4/1/22	TWD	69	USD	2	—	—
Deutsche Bank AG	4/18/22	TWD	2,860	USD	100	—	—
Deutsche Bank AG	4/18/22	TWD	2,861	USD	100	—	—
Deutsche Bank AG	5/3/22	TWD	2,859	USD	100	—	—
Deutsche Bank AG	4/6/22	TWD	39	USD	1	—	—
Deutsche Bank AG	4/6/22	TWD	110	USD	4	—	—
Deutsche Bank AG	4/21/22	USD	301	AUD	400	1	—
Deutsche Bank AG	4/4/22	USD	100	BRL	519	—	9
Deutsche Bank AG	4/4/22	USD	100	BRL	498	—	5
Deutsche Bank AG	4/21/22	USD	535	CHF	500	—	6
Deutsche Bank AG	4/21/22	USD	268	CHF	250	—	3
Deutsche Bank AG	4/11/22	USD	100	CLP	81,197	—	3
Deutsche Bank AG	4/11/22	USD	100	CLP	81,742	—	4
Deutsche Bank AG	4/18/22	USD	100	CLP	80,173	—	2
Deutsche Bank AG	4/25/22	USD	100	CLP	78,356	1	—
Deutsche Bank AG	4/29/22	USD	100	CLP	78,578	1	—
Deutsche Bank AG	5/2/22	USD	69	CLP	54,882	—	—
Deutsche Bank AG	5/2/22	USD	31	CLP	24,321	—	—
Deutsche Bank AG	4/21/22	USD	100	CNH	639	—	—
Deutsche Bank AG	4/21/22	USD	300	CNH	1,913	—	1
Deutsche Bank AG	4/21/22	USD	100	CNH	637	—	—
Deutsche Bank AG	4/4/22	USD	100	COP	387,421	—	3
Deutsche Bank AG	4/18/22	USD	100	COP	383,501	—	1
Deutsche Bank AG	4/22/22	USD	100	COP	382,700	—	1
Deutsche Bank AG	4/25/22	USD	100	COP	376,309	1	—
Deutsche Bank AG	4/29/22	USD	100	COP	380,320	—	—
Deutsche Bank AG	4/21/22	USD	274	EUR	250	—	3
Deutsche Bank AG	4/21/22	USD	411	EUR	375	—	4
Deutsche Bank AG	4/21/22	USD	247	GBP	188	—	—
Deutsche Bank AG	4/21/22	USD	986	GBP	750	1	—
Deutsche Bank AG	4/21/22	USD	100	HUF	34,261	—	3
Deutsche Bank AG	4/7/22	USD	500	INR	38,088	—	2
Deutsche Bank AG	4/4/22	USD	200	INR	15,231	—	1
Deutsche Bank AG	4/11/22	USD	18	INR	1,377	—	—
Deutsche Bank AG	4/8/22	USD	500	INR	38,654	—	9
Deutsche Bank AG	4/11/22	USD	36	INR	2,789	—	1
Deutsche Bank AG	4/11/22	USD	46	INR	3,566	—	1
Deutsche Bank AG	4/11/22	USD	500	INR	38,412	—	6

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

	Contract	Currency and		Currency and
	Settlement	Amount		Amount to be		Unrealized	Unrealized
Counterparty	Date	to be Received		Delivered		Appreciation	Depreciation
Deutsche Bank AG	4/18/22	USD	57	INR	4,371	$—	$1
Deutsche Bank AG	4/18/22	USD	600	INR	46,126	—	6
Deutsche Bank AG	4/22/22	USD	100	INR	7,626	—	—
Deutsche Bank AG	4/25/22	USD	400	INR	30,585	—	2
Deutsche Bank AG	4/25/22	USD	100	INR	7,670	—	1
Deutsche Bank AG	4/25/22	USD	100	INR	7,657	—	1
Deutsche Bank AG	4/29/22	USD	400	INR	30,644	—	2
Deutsche Bank AG	4/21/22	USD	808	JPY	100,000	—	13
Deutsche Bank AG	4/21/22	USD	303	JPY	37,500	—	5
Deutsche Bank AG	4/21/22	USD	410	JPY	50,000	—	—
Deutsche Bank AG	4/21/22	USD	309	JPY	37,500	1	—
Deutsche Bank AG	4/14/22	USD	300	KRW	369,222	—	4
Deutsche Bank AG	4/18/22	USD	63	KRW	77,992	—	1
Deutsche Bank AG	4/18/22	USD	37	KRW	46,114	—	1
Deutsche Bank AG	4/18/22	USD	15	KRW	18,707	—	—
Deutsche Bank AG	4/18/22	USD	85	KRW	105,513	—	2
Deutsche Bank AG	4/21/22	USD	100	KRW	122,130	—	—
Deutsche Bank AG	4/22/22	USD	7	KRW	7,969	—	—
Deutsche Bank AG	4/22/22	USD	200	KRW	242,875	—	—
Deutsche Bank AG	4/22/22	USD	93	KRW	113,399	—	—
Deutsche Bank AG	4/21/22	USD	200	KRW	242,730	—	—
Deutsche Bank AG	4/21/22	USD	100	KRW	121,385	—	—
Deutsche Bank AG	4/29/22	USD	100	KRW	121,899	—	—
Deutsche Bank AG	4/21/22	USD	25	MXN	500	—	—
Deutsche Bank AG	4/21/22	USD	69	NZD	100	—	—
Deutsche Bank AG	4/21/22	USD	200	PLN	862	—	5
Deutsche Bank AG	4/21/22	USD	100	SEK	946	—	1
Deutsche Bank AG	4/21/22	USD	100	SEK	946	—	1
Deutsche Bank AG	4/21/22	USD	100	SGD	136	—	—
Deutsche Bank AG	4/21/22	USD	100	TRY	1,415	5	—
Deutsche Bank AG	4/21/22	USD	100	TRY	1,415	5	—
Deutsche Bank AG	4/21/22	USD	100	TRY	1,532	—	3
Deutsche Bank AG	4/21/22	USD	200	TRY	3,070	—	6
Deutsche Bank AG	4/21/22	USD	100	TRY	1,489	—	—
Deutsche Bank AG	4/1/22	USD	55	TWD	1,557	1	—
Deutsche Bank AG	4/1/22	USD	15	TWD	435	—	—
Deutsche Bank AG	4/1/22	USD	71	TWD	1,987	2	—
Deutsche Bank AG	4/1/22	USD	58	TWD	1,629	1	—
Deutsche Bank AG	4/11/22	USD	100	TWD	2,836	1	—
Deutsche Bank AG	4/14/22	USD	100	TWD	2,832	1	—
Deutsche Bank AG	4/1/22	USD	300	TWD	8,506	3	—
Deutsche Bank AG	4/15/22	USD	95	TWD	2,688	1	—
Deutsche Bank AG	4/15/22	USD	5	TWD	150	—	—
Deutsche Bank AG	4/18/22	USD	100	TWD	2,853	—	—
Deutsche Bank AG	4/6/22	USD	100	TWD	2,838	1	—
Deutsche Bank AG	4/6/22	USD	200	TWD	5,701	1	—
Deutsche Bank AG	4/15/22	USD	100	TWD	2,849	1	—
Deutsche Bank AG	4/29/22	USD	100	TWD	2,877	—	1
Deutsche Bank AG	4/1/22	USD	2	TWD	66	—	—
Deutsche Bank AG	5/3/22	USD	200	TWD	5,725	—	—
Deutsche Bank AG	4/15/22	USD	100	TWD	2,861	—	—
Deutsche Bank AG	5/3/22	USD	100	TWD	2,859	—	—
Deutsche Bank AG	4/18/22	USD	100	TWD	2,861	—	—
Deutsche Bank AG	4/21/22	USD	100	ZAR	1,449	1	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

	Contract	Currency and		Currency and
	Settlement	Amount		Amount to be		Unrealized	Unrealized
Counterparty	Date	to be Received		Delivered		Appreciation	Depreciation
Deutsche Bank AG	4/21/22	ZAR	4,398	USD	300	$—	$—
Deutsche Bank AG	4/21/22	ZAR	1,466	USD	100	—	—
Morgan Stanley & Co. International PLC	6/15/22	CHF	42	USD	46	1	—
Morgan Stanley & Co. International PLC	6/15/22	USD	1,588	EUR	1,441	—	10
Morgan Stanley & Co. International PLC	6/15/22	USD	532	GBP	408	—	4
State Street Bank and Trust Company	6/15/22	EUR	63	USD	70	—	—
State Street Bank and Trust Company	6/15/22	USD	172	EUR	156	—	1
State Street Bank and Trust Company	6/15/22	USD	31	EUR	28	—	—
State Street Bank and Trust Company	6/15/22	USD	161	EUR	147	—	2
State Street Bank and Trust Company	6/15/22	USD	42	EUR	38	—	—
State Street Bank and Trust Company	6/15/22	USD	35	EUR	32	—	—
State Street Bank and Trust Company	6/15/22	USD	14	EUR	12	—	—
State Street Bank and Trust Company	6/15/22	USD	35	GBP	27	—	—
State Street Bank and Trust Company	6/15/22	USD	2	GBP	2	—	—
State Street Bank and Trust Company	6/15/22	USD	313	GBP	237	1	—
State Street Bank and Trust Company	6/15/22	USD	89	GBP	67	1	—
Total Forward Foreign Currency Exchange Contracts						$150	$296

	Number of		Expiration	Notional	Unrealized	Unrealized
Description	Contracts	Position	Date	Amount	Appreciation	Depreciation

Long Futures—0.6%
Commodity Futures Contracts—0.6%
Aluminum	1	Long	4/4/22	71	$16	$—
Aluminum	1	Long	4/7/22	74	13	—
Aluminum	1	Long	4/13/22	74	13	—
Aluminum	1	Long	4/14/22	75	12	—
Aluminum	2	Long	4/27/22	155	19	—
Aluminum	1	Long	4/29/22	75	12	—
Aluminum	1	Long	5/3/22	76	11	—
Aluminum	1	Long	5/4/22	78	9	—
Aluminum	1	Long	5/6/22	78	9	—
Aluminum	1	Long	5/9/22	79	8	—
Aluminum	1	Long	5/10/22	81	7	—
Aluminum	2	Long	5/23/22	166	8	—
Aluminum	1	Long	5/24/22	87	—	—
Aluminum	3	Long	6/7/22	262	—	1
Brent Crude	1	Long	4/29/22	106	—	2
Brent Crude	1	Long	5/31/22	102	1	—
Brent Crude	1	Long	6/30/22	107	—	6
Brent Crude	1	Long	7/29/22	104	—	5
Brent Crude	1	Long	10/31/22	94	2	—
Canola	1	Long	5/13/22	18	—	—
Cocoa	1	Long	5/16/22	23	—	—
Cocoa	1	Long	7/14/22	27	—	—
Cocoa	1	Long	7/14/22	24	—	—
Coffee	1	Long	5/18/22	85	—	—
Copper	1	Long	4/4/22	240	19	—
Copper	2	Long	4/6/22	499	19	—
Copper	1	Long	4/11/22	242	18	—
Copper	2	Long	4/12/22	501	18	—
Copper	2	Long	4/14/22	487	32	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

	Number of		Expiration	Notional	Unrealized	Unrealized
Description	Contracts	Position	Date	Amount	Appreciation	Depreciation
Copper	1	Long	4/19/22	243	$16	$—
Copper	1	Long	4/20/22	249	11	—
Copper	2	Long	4/25/22	488	31	—
Copper	1	Long	4/27/22	244	15	—
Copper	1	Long	4/28/22	246	13	—
Copper	1	Long	5/3/22	244	15	—
Copper	2	Long	5/9/22	489	29	—
Copper	1	Long	5/10/22	255	5	—
Copper	3	Long	5/11/22	748	30	—
Copper	1	Long	5/17/22	252	8	—
Copper	1	Long	5/20/22	248	12	—
Copper	1	Long	5/24/22	248	11	—
Copper	1	Long	5/26/22	118	—	—
Copper	3	Long	6/6/22	785	—	7
Copper	1	Long	6/8/22	250	9	—
Copper	1	Long	6/9/22	250	9	—
Corn	5	Long	5/13/22	188	—	1
Corn	2	Long	12/14/22	66	2	—
Cotton	2	Long	5/6/22	134	2	—
Crude Palm Oil	2	Long	6/15/22	70	—	3
Crude Palm Oil	1	Long	8/15/22	34	—	2
Gold	1	Long	6/28/22	194	2	—
Lead	1	Long	4/6/22	58	3	—
Lead	1	Long	4/11/22	57	3	—
Lead	1	Long	4/19/22	59	2	—
Lead	1	Long	4/25/22	58	3	—
Lead	1	Long	4/29/22	56	5	—
Lead	2	Long	5/3/22	111	10	—
Lead	1	Long	5/4/22	55	5	—
Lead	2	Long	5/9/22	114	7	—
Lead	1	Long	5/24/22	59	1	—
Lead	1	Long	5/27/22	61	—	—
Live Cattle	1	Long	8/31/22	55	—	—
Natural Gas	2	Long	4/27/22	107	6	—
Nickel	1	Long	4/5/22	132	60	—
Nickel	4	Long	4/11/22	508	263	—
Nickel	3	Long	4/12/22	397	181	—
Nickel	1	Long	4/13/22	133	60	—
Nickel	1	Long	4/21/22	137	55	—
Nickel	1	Long	4/25/22	133	60	—
Nickel	2	Long	5/3/22	283	102	—
Nickel	1	Long	5/4/22	173	20	—
Nickel	1	Long	5/17/22	141	52	—
Nickel	1	Long	6/1/22	150	43	—
Nickel	3	Long	6/6/22	514	63	—
Nickel	1	Long	6/7/22	219	—	26
Nickel	1	Long	6/22/22	194	—	2
Platinum	1	Long	7/27/22	50	—	—
SGX Iron Ore 62 Index	3	Long	5/31/22	46	2	—
Silver	1	Long	5/26/22	127	—	1
Soybean	2	Long	5/13/22	95	—	2
Soybean	1	Long	5/13/22	43	—	1
Tin	1	Long	4/12/22	207	12	—
Tin	1	Long	4/13/22	203	16	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

	Number of		Expiration	Notional	Unrealized	Unrealized
Description	Contracts	Position	Date	Amount	Appreciation	Depreciation
Tin	1	Long	5/11/22	235	$—	$18
Tin	1	Long	5/16/22	219	—	1
Tin	1	Long	5/23/22	222	—	5
Tin	1	Long	5/25/22	235	—	18
Wheat	2	Long	5/13/22	106	—	5
Wheat	1	Long	7/14/22	52	—	2
WTI Crude	2	Long	4/20/22	203	—	2
WTI Crude	1	Long	5/19/22	98	1	—
WTI Crude	1	Long	5/20/22	103	—	4
Zinc	1	Long	4/7/22	88	17	—
Zinc	1	Long	4/25/22	90	16	—
Zinc	1	Long	4/26/22	90	15	—
Zinc	1	Long	4/27/22	90	15	—
Zinc	2	Long	5/3/22	180	30	—
Zinc	1	Long	5/4/22	98	7	—
Zinc	1	Long	5/9/22	91	14	—
Zinc	1	Long	5/11/22	90	15	—
Total Commodity Futures Contracts					$1,630	$114
Equity Futures Contracts—0.0%
CAC40 10 Euro Future	1	Long	4/14/22	74	$—	$—
DJIA E-mini Industrial Average SM Index	3	Long	6/17/22	522	—	3
E-mini Financial Select Sector	1	Long	6/17/22	122	—	4
E-mini Russell 2000 Index	2	Long	6/17/22	211	—	4
E-mini S&P MidCap 400	2	Long	6/17/22	551	—	13
E-mini S&P Real Estate Select Sector Index	1	Long	6/17/22	55	4	—
Euro-STOXX 50 Index	2	Long	6/17/22	85	—	—
Euro-STOXX 50 Index Dividend Future	1	Long	12/16/22	13	—	—
FTSE China A50 Index	12	Long	4/28/22	162	3	—
FTSE Taiwan Index	5	Long	4/28/22	306	3	—
FTSE/MIB Index	2	Long	6/17/22	269	—	—
FTSES 100 Index	3	Long	6/17/22	293	1	—
IBEX 35 Index	1	Long	4/14/22	92	1	—
Micro E-mini DJIA Index	1	Long	6/17/22	17	—	—
Mini TPX Index	2	Long	6/9/22	32	—	—
MSCI Singapore Index	2	Long	4/28/22	49	—	—
NASDAQ 100 E-Mini	4	Long	6/17/22	1,206	—	17
Nikkei 225 Mini Index	8	Long	6/9/22	182	—	—
Nikkei 225 OSE Index	1	Long	6/9/22	227	—	1
OMXS30 Index	1	Long	4/13/22	23	—	—
S&P 500 Consumer Discretionary Index	1	Long	6/17/22	193	—	6
S&P/TSX 60 Index	1	Long	6/16/22	200	6	—
SGX Nifty 50 Index	3	Long	4/28/22	106	—	—
STOXX Europe 600 Index	1	Long	6/17/22	25	—	—
STOXX Europe 600 Insurance Index	2	Long	6/17/22	34	1	—
Topix	2	Long	6/9/22	316	2	—
Total Equity Futures Contracts					$21	$48
Foreign Currency Futures Contracts—0.0%
Brazil Real	2	Long	4/29/22	42	$—	$—
Dollar Index	2	Long	6/13/22	197	—	—
Euro	1	Long	6/13/22	139	—	1
Mexican Peso	6	Long	6/13/22	145	4	—
South African Rand	1	Long	6/13/22	34	—	—
Total Foreign Currency Futures Contracts					$4	$1

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments(continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures Contracts—0.0%
U.S. Treasury 10-Year Note	19	Long	6/21/22	2,327	$8	$—
U.S. Treasury Long Bond	1	Long	6/21/22	150	—	—
Total Interest Rate Futures Contracts					$8	$—
Total Long Futures					$1,663	$163

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Short Futures—(0.6)%
Commodity Futures Contracts—(0.6)%
Aluminum	(1)	Short	4/4/22	(74)	$—	$13
Aluminum	(1)	Short	4/7/22	(74)	—	13
Aluminum	(1)	Short	4/13/22	(75)	—	12
Aluminum	(1)	Short	4/14/22	(74)	—	13
Aluminum	(2)	Short	4/27/22	(153)	—	21
Aluminum	(1)	Short	4/29/22	(76)	—	12
Aluminum	(1)	Short	5/3/22	(78)	—	9
Aluminum	(1)	Short	5/4/22	(87)	—	—
Aluminum	(1)	Short	5/6/22	(78)	—	9
Aluminum	(1)	Short	5/9/22	(81)	—	7
Aluminum	(1)	Short	5/10/22	(82)	—	5
Aluminum	(2)	Short	5/23/22	(175)	—	—
Aluminum	(1)	Short	5/24/22	(87)	—	—
Aluminum	(3)	Short	6/7/22	(290)	29	—
Cattle Feeder	(1)	Short	5/26/22	(84)	1	—
Copper	(1)	Short	4/4/22	(250)	—	10
Copper	(2)	Short	4/6/22	(475)	—	44
Copper	(1)	Short	4/11/22	(250)	—	10
Copper	(2)	Short	4/12/22	(486)	—	32
Copper	(2)	Short	4/14/22	(494)	—	24
Copper	(1)	Short	4/19/22	(245)	—	14
Copper	(1)	Short	4/20/22	(243)	—	16
Copper	(2)	Short	4/25/22	(485)	—	33
Copper	(1)	Short	4/27/22	(245)	—	15
Copper	(1)	Short	4/28/22	(238)	—	21
Copper	(1)	Short	5/3/22	(246)	—	14
Copper	(2)	Short	5/9/22	(498)	—	21
Copper	(1)	Short	5/10/22	(248)	—	11
Copper	(3)	Short	5/11/22	(747)	—	31
Copper	(1)	Short	5/17/22	(248)	—	12
Copper	(1)	Short	5/20/22	(252)	—	8
Copper	(1)	Short	5/24/22	(252)	—	8
Copper	(3)	Short	6/6/22	(769)	—	9
Copper	(1)	Short	6/8/22	(251)	—	9
Copper	(1)	Short	6/9/22	(254)	—	5
Gasoline	(2)	Short	4/29/22	(265)	1	—
Lead	(1)	Short	4/6/22	(57)	—	4
Lead	(1)	Short	4/11/22	(57)	—	3
Lead	(1)	Short	4/19/22	(58)	—	3
Lead	(1)	Short	4/25/22	(59)	—	1
Lead	(1)	Short	4/29/22	(56)	—	4
Lead	(2)	Short	5/3/22	(113)	—	8
Lead	(1)	Short	5/4/22	(57)	—	3
Lead	(2)	Short	5/9/22	(111)	—	11
Lead	(1)	Short	5/24/22	(61)	—	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Lead	(1)	Short	5/27/22	(60)	$—	$—
Lean Hogs	(1)	Short	6/14/22	(50)	2	—
Maize	(1)	Short	6/6/22	(18)	—	—
Nickel	(1)	Short	4/5/22	(124)	—	69
Nickel	(4)	Short	4/11/22	(530)	—	241
Nickel	(3)	Short	4/12/22	(398)	—	180
Nickel	(1)	Short	4/13/22	(138)	—	55
Nickel	(1)	Short	4/21/22	(145)	—	48
Nickel	(1)	Short	4/25/22	(137)	—	56
Nickel	(2)	Short	5/3/22	(309)	—	76
Nickel	(1)	Short	5/4/22	(137)	—	56
Nickel	(1)	Short	5/17/22	(146)	—	46
Nickel	(1)	Short	6/1/22	(194)	2	—
Nickel	(3)	Short	6/6/22	(520)	—	57
Nickel	(1)	Short	6/7/22	(194)	2	—
Nickel	(1)	Short	6/22/22	(162)	—	30
Robusta Coffee	(2)	Short	5/25/22	(42)	—	1
Tin	(1)	Short	4/12/22	(203)	—	16
Tin	(1)	Short	4/13/22	(203)	—	16
Tin	(1)	Short	5/11/22	(218)	1	—
Tin	(1)	Short	5/16/22	(235)	17	—
Tin	(1)	Short	5/23/22	(235)	18	—
Tin	(1)	Short	5/25/22	(222)	5	—
WTI Crude	(1)	Short	4/19/22	(110)	9	—
Zinc	(1)	Short	4/7/22	(90)	—	15
Zinc	(1)	Short	4/25/22	(90)	—	15
Zinc	(1)	Short	4/26/22	(90)	—	15
Zinc	(1)	Short	4/27/22	(91)	—	14
Zinc	(2)	Short	5/3/22	(188)	—	22
Zinc	(1)	Short	5/4/22	(90)	—	15
Zinc	(1)	Short	5/9/22	(90)	—	15
Zinc	(1)	Short	5/11/22	(91)	—	14
Total Commodity Futures Contracts					$87	$1,570
Equity Futures Contracts—(0.0)%
Amsterdam Index	(2)	Short	4/14/22	(325)	$4	$—
CBOE Volatility Index	(7)	Short	4/20/22	(160)	—	5
CBOE Volatility Index	(3)	Short	5/18/22	(73)	—	2
DAX Index	(2)	Short	6/17/22	(811)	10	—
FTSE/JSE Top 40 Index	(2)	Short	6/15/22	(94)	—	—
Hang Seng China Enterprises Index	(1)	Short	4/28/22	(48)	—	—
Mini FTSE/MIB Index	(1)	Short	6/17/22	(27)	—	—
Mini H-Shares Index	(1)	Short	4/28/22	(10)	—	—
MSCI EAFE Index	(1)	Short	6/17/22	(107)	—	—
MSCI Emerging Markets Index	(6)	Short	6/17/22	(339)	1	—
Nikkei 225 SGX Index	(4)	Short	6/9/22	(459)	3	—
S&P 500 E-mini	(13)	Short	6/17/22	(2,980)	35	—
SPI 200 Index	(1)	Short	6/16/22	(137)	—	3
Yen Denom Nikkei Index	(1)	Short	6/9/22	(110)	—	6
Total Equity Futures Contracts					$53	$16
Foreign Currency Futures Contracts—(0.0)%
Chinese Yuan	(3)	Short	6/13/22	(301)	$1	$—
Chinese Yuan	(1)	Short	6/13/22	(101)	1	—
Total Foreign Currency Futures Contracts					$2	$—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation

Interest Rate Futures Contracts—(0.0)%
3 Month Eurodollar	(3)	Short	6/19/23	(823)	$—	$—
3 Month SOFR	(2)	Short	3/14/23	(492)	4	—
3 Month SOFR	(2)	Short	6/20/23	(486)	—	—
90 Day Eurodollar	(2)	Short	3/13/23	(490)	5	—
90 Day Eurodollar	(1)	Short	6/19/23	(242)	—	—
90 Day Eurodollar	(4)	Short	6/17/24	(971)	—	—
Australia 10-Year Bond	(9)	Short	6/15/22	(862)	10	—
Canada 10-Year Bond	(6)	Short	6/21/22	(627)	3	—
Canada 5-Year Bond	(1)	Short	6/21/22	(93)	—	1
Euro BOBL	(12)	Short	6/8/22	(1,719)	15	—
Euro BTP	(10)	Short	6/8/22	(1,528)	—	3
Euro Bund	(29)	Short	6/8/22	(5,101)	8	—
Euro Buxl	(5)	Short	6/8/22	(1,020)	—	15
Euro-Oat	(10)	Short	6/8/22	(1,672)	—	8
Euro-Schatz	(9)	Short	6/8/22	(1,109)	5	—
Japanese 10-Year Bond	(3)	Short	6/13/22	(3,672)	—	5
Long Gilt	(4)	Short	6/28/22	(635)	—	1
Short Euro-BTP	(2)	Short	6/8/22	(246)	—	—
U.S. Treasury 10-Year Ultra Bond	(5)	Short	6/21/22	(676)	—	1
U.S. Treasury 2-Year Note	(16)	Short	6/30/22	(3,403)	12	—
U.S. Treasury 5-Year Note	(12)	Short	6/30/22	(1,378)	2	—
Total Interest Rate Futures Contracts					$64	$34
Total Short Futures					$206	$1,620

Total Return Index Swaps(g)—1.0%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	Fixed Rate of 0.20%	Total return on BAML Short Upside Vol Index(h)	USD	18,009	3/3/23	Quarterly	$—	$(111)	$—	$111
Bank of America, N.A.	Fixed Rate of 0.00%	Total return on BAML Commodity Basket Index(i)	USD	18,038	11/21/22	Quarterly	—	(675)	—	675
Barclays Bank PLC	Fixed Rate of 0.00%	Total return on Barclays MFI vs REMIX Index(j)	USD	104,550	12/16/22	Monthly	—	46	46	—
BNP Paribas	3 Month SOFR + 0.43%	Total return on BNP Equity Value Factor Index(k)	USD	24,769	1/5/23	Quarterly	—	(522)	—	522
BNP Paribas	Total return on BNP Equity Growth Factor Index(l)	3 Month SOFR + 0.23%	USD	26,378	1/5/23	Quarterly	—	1,419	1,419	—
BNP Paribas	3 Month SOFR + 0.41%	Total return on Russell 2000 Total Return Index(m)	USD	9,995	3/9/23	Quarterly	—	272	272	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	Total return on Russell 1000 Index Total Return(n)	3 Month SOFR + 0.40%	USD	10,001	3/9/23	Quarterly	$—	$(591)	$—	$591
Credit Suisse International	Fixed Rate of 0.50%	Total return on Credit Suisse Gamma Weighted Dispersion Index ER(o)	USD	11,170	5/20/22	Monthly	—	3	3	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Calls-vs-Calls US Series 2 Excess Return Strategy Index(p)	USD	11,459	11/8/22	Quarterly	—	99	99	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Macro Index VA01(q)	USD	17,632	5/17/22	Quarterly	—	159	159	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.00%	Total return on JP Morgan Equity Risk Premium - Global Pure Low Vol L/S USD Index(r)	USD	13,974	6/28/22	Quarterly	—	(5)	—	5
JPMorgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return on JPM US Conviction Mean Reversion Index(s)	USD	11,083	9/26/22	Quarterly	—	(32)	—	32
JPMorgan Chase Bank, N.A.	Total return on JPM Short ERP Sector Index(t)	Federal Funds Rate - 0.21%	USD	13,157	2/21/23	Quarterly	—	(101)	—	101
JPMorgan Chase Bank, N.A.	3 Month LIBOR + 0.64%	Total return on JPM Long ERP Sector Index(u)	USD	19,476	2/21/23	Quarterly	—	182	182	—
JPMorgan Chase Bank, N.A.	Total return on iBoxx USD Liquid High Yield Index	12 Month SOFR	USD	4,219	6/20/22	Quarterly	—	36	36	—
JPMorgan Chase Bank, N.A.	Fixed Rate of 0.00%.	Total return on S&P 500 Annual Dividend Index Futures 2022	USD	24,000	12/16/22	N/A	—	349	349	—
JPMorgan Chase Bank, N.A.	Total return on iBoxx USD Liquid High Yield Index	12 Month SOFR	USD	2,640	9/20/22	Quarterly	—	(15)	—	15
Macquarie Bank, Ltd.	Fixed Rate of 0.25%	Total return on Macquarie US Equity Congestion Index(v)	USD	18,000	3/24/23	Quarterly	—	—	—	—

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Macquarie Bank, Ltd.	Fixed Rate of 0.25%	Total return on Macquarie US Equity Overnight Mean Reversion Index(w)	USD	11,640	3/9/23	Quarterly	$—	$(115)	$—	$115
Nomura Securities Co., Ltd.	Fixed Rate of 0.15%	Total return on Nomura G10 All Currencies Mean Reversion 25x w/ no Vol Adjustment Index(x)	USD	18,450	7/29/22	Quarterly	—	(73)	—	73
Societe Generale	Fixed Rate of 0.15%	Total return on SGI US Delta Capped Mean Reversion Index(y)	USD	11,549	1/21/23	Quarterly	—	30	30	—
Societe Generale	Federal Funds Rate	Total return on Soc Gen Vol Roll on Rates Index(z)	USD	19,665	4/5/22	N/A	—	2,009	2,009	—
Societe Generale	Fixed Rate of 0.40%	Total return on Soc Gen STEP Index(aa)	USD	11,607	3/14/23	Quarterly	—	19	19	—
Total Total Return Index Swaps							$—	$2,383	$4,623	$2,240

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of March 31, 2022 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $39,381, which represents approximately 15.9% of net assets as of March 31, 2022.

(e)	Security is non-income producing.

(f)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. ("MSC"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC. As of March 31, 2022, there were no securities rehypothecated by MSC.

(g)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.

(h)	Seeks to monetize SPX upside implied-to-realized volatility by selling and delta hedging the upside wing of the strip.

Top Underlying Components	Notional	Percentage of Notional
Currency
United States Dollar	13,362	74.64%
Index
S&P 500 Index	4,717	26.35%
Option
S&P 500 Index Call	-178	-0.99%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

(i)	Basket of three commodity strategies: Cross-Maturity Seasonal Carry, Cross-Sectional Carry/Backwardation, and Spot Price Mean Reversion Value.

Top Underlying Components	Notional	Percentage of Notional
Futures
Natural Gas Future May 22	-3,785	-21.80%
Natural Gas Future Sep 22	3,785	21.80%
WTI Crude Future May 22	-3,178	-18.30%
WTI Crude Future Jul 22	3,160	18.20%
Brent Crude Future Aug 22	2,813	16.20%
Brent Crude Future Jul 22	-2,709	-15.60%
Corn Future May 22	-2,153	-12.40%
Soybean Future May 22	-2,101	-12.10%
WTI Crude Future Dec 22	2,049	11.80%
Lean Hogs Future Jun 22	-1,858	-10.70%
LME Copper Future May 22	-1,823	-10.50%
LME Copper Future Jul 22	1,823	10.50%
Brent Crude Future Dec 22	1,788	10.30%
Cattle Feeder Future Aug 22	1,754	10.10%
LME Pri Alum Future May 22	-1,580	-9.10%
LME Pri Alum Future Jul 22	1,580	9.10%
Corn Future Dec 22	1,424	8.20%
Gold 100 Oz Future Aug 22	-1,389	-8.00%
LME Nickel Future Jul 22	1,337	7.70%
Soybean Future Nov 22	1,337	7.70%
LME Nickel Future May 22	-1,320	-7.60%
Soybean Meal Future May 22	-1,250	-7.20%
Wheat Future(Cbt) May 22	-1,198	-6.90%
Low Su Gasoil G May 22	-1,181	-6.80%
Soybean Oil Future Aug 22	1,181	6.80%
Soybean Oil Future May 22	-1,163	-6.70%
LME Zinc Future May 22	-1,146	-6.60%
LME Zinc Future Jul 22	1,146	6.60%
Live Cattle Future Jun 22	-1,111	-6.40%
Low Su Gasoil G Jul 22	1,111	6.40%
Natural Gas Future Dec 22	-1,024	-5.90%
Sugar #11 (World) May 22	-938	-5.40%
Sugar #11 (World) Oct 22	938	5.40%
Gasoline Rbob Future May 22	-920	-5.30%
Gasoline Rbob Future Jul 22	903	5.20%
NY Harb ULSD Future May 22	-868	-5.00%
Coffee 'C' Future May 22	-833	-4.80%
Coffee 'C' Future Sep 22	833	4.80%
NY Harb ULSD Future Jul 22	833	4.80%
Soybean Meal Future Dec 22	781	4.50%
WTI Crude Future Jun 22	-747	-4.30%
Low Su Gasoil G Jun 22	729	4.20%
NY Harb ULSD Future Jun 22	729	4.20%
Low Su Gasoil G Dec 22	712	4.10%
Kc Hrw Wheat Future May 22	-695	-4.00%
Corn Future Jul 22	-608	-3.50%
Live Cattle Future Oct 22	608	3.50%
Soybean Meal Future Jul 22	590	3.40%
Soybean Oil Future Dec 22	590	3.40%
Soybean Future Jul 22	573	3.30%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

(j)	A strategy that seeks to provide exposure to the spread between mortgages and treasury securities.

Top Underlying Components	Notional	Percentage of Notional
Index
iShares 3-7 Year Treasury Bond	104,154	100.00%
iShares MBS ETF	-104,154	-100.00%

(k)	Seeks to provide directional exposure that is long undervalued names in the Russell 3000 as determined by the Wilshire Value model.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Eastman Kodak Co	1,710	113	0.46%
Benefitfocus Inc	323	105	0.43%
Ebix Inc	163	105	0.43%
Fluent Inc	166	103	0.42%
StoneCo Ltd	4,507	98	0.41%
Cleanspark Inc	3,125	98	0.41%
Everbridge Inc	2,544	97	0.40%
Conduent Inc	7,272	97	0.40%
Paysafe Ltd	680	97	0.40%
TTM Technologies Inc	1,499	96	0.39%
Cerence Inc	882	95	0.39%
SolarWinds Corp	2,994	94	0.39%
Alpha & Omega Semiconductor Ltd	210	94	0.39%
Jabil Inc	8,156	93	0.38%
Kulicke & Soffa Industries Inc	5,052	92	0.38%
Vontier Corp	594	92	0.38%
NCR Corp	591	90	0.37%
Dropbox Inc	674	90	0.37%
Teradata Corp	2,972	90	0.37%
Progress Software Corp	731	89	0.37%
Dolby Laboratories Inc	5,877	89	0.37%
OneSpan Inc	1,788	89	0.37%
Rackspace Technology Inc	1,004	89	0.37%
ePlus Inc	3,373	89	0.37%
Xperi Holding Corp	831	88	0.36%
Casa Systems Inc	666	88	0.36%
Vishay Intertechnology Inc	1,419	87	0.36%
Cohu Inc	1,888	87	0.36%
Ichor Holdings Ltd	104	87	0.36%
Ribbon Communications Inc	3,919	87	0.36%
Diodes Inc	637	86	0.36%
Verint Systems Inc	461	86	0.36%
CommScope Holding Co Inc	6,010	85	0.35%
Upland Software Inc	784	85	0.35%
NetScout Systems Inc	1,712	85	0.35%
Amkor Technology Inc	2,489	85	0.35%
The Western Union Co	1,791	85	0.35%
DXC Technology Co	17,895	85	0.35%
Insight Enterprises Inc	1,381	85	0.35%
A10 Networks Inc	7,201	85	0.35%
CDK Global Inc	240	85	0.35%
Ultra Clean Holdings Inc	2,505	85	0.35%
Avnet Inc	862	85	0.35%
First Solar Inc	706	85	0.35%
ScanSource Inc	6,082	85	0.35%
Mitek Systems Inc	1,596	84	0.35%
Alliance Data Systems Corp	2,615	84	0.35%
PC Connection Inc	274	84	0.35%
MKS Instruments Inc	19,496	84	0.35%
StarTek Inc	6,486	84	0.35%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

(l)	Seeks to provide directional exposure that is short the most expensive names in the Russell 3000 as determined by the Wilshire Value model.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
GreenBox POS	-505	-134	-0.51%
MongoDB Inc	-524	-130	-0.49%
Ouster Inc	-10,014	-120	-0.46%
Riot Blockchain Inc	-2,465	-116	-0.44%
Wix.com Ltd	-4,275	-115	-0.44%
Sabre Corp	-22,356	-111	-0.42%
Square Inc	-486	-111	-0.42%
Cloudflare Inc	-1,978	-107	-0.41%
Rekor Systems Inc	-22,847	-107	-0.40%
NVIDIA Corp	-20,600	-105	-0.40%
Globalstar Inc	-1,423	-104	-0.39%
Avid Technology Inc	-11,917	-103	-0.39%
Velodyne Lidar Inc	-6,656	-102	-0.39%
Domo Inc	-268	-102	-0.39%
Monolithic Power Systems Inc	-222	-102	-0.38%
Unity Software Inc	-13,930	-101	-0.38%
Wolfspeed Inc	-2,887	-101	-0.38%
Zscaler Inc	-132	-100	-0.38%
Arista Networks Inc	-3,212	-100	-0.38%
Aeva Technologies Inc	-11,310	-99	-0.38%
Splunk Inc	-3,183	-99	-0.37%
Snowflake Inc	-243	-99	-0.37%
Cognex Corp	-5,600	-98	-0.37%
Flywire Corp	-4,017	-98	-0.37%
Ambarella Inc	-6,200	-98	-0.37%
nLight Inc	-931	-98	-0.37%
Clearfield Inc	-3,267	-97	-0.37%
Ubiquiti Inc	-781	-96	-0.36%
Switch Inc	-190	-95	-0.36%
Thoughtworks Holding Inc	-708	-95	-0.36%
Enphase Energy Inc	-353	-95	-0.36%
Mastercard Inc	-5,546	-94	-0.36%
Shenandoah Telecommunications Co	-715	-93	-0.35%
Appian Corp	-2,502	-93	-0.35%
Lattice Semiconductor Corp	-720	-93	-0.35%
Trimble Inc	-14,790	-92	-0.35%
Itron Inc	-121	-92	-0.35%
TechTarget Inc	-1,137	-92	-0.35%
Marvell Technology Group Ltd	-679	-92	-0.35%
Digimarc Corp	-16,865	-92	-0.35%
Apple Inc	-556	-91	-0.35%
Allegro MicroSystems Inc	-1,528	-91	-0.35%
Akoustis Technologies Inc	-412	-91	-0.34%
Entegris Inc	-644	-90	-0.34%
Novanta Inc	-175	-90	-0.34%
Identiv Inc	-503	-89	-0.34%
BigCommerce Holdings Inc	-3,844	-89	-0.34%
Impinj Inc	-1,854	-89	-0.34%
Coherent Inc	-1,263	-89	-0.34%
PAR Technology Corp	-1,432	-89	-0.34%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

(m)	Seeks exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000 Total Return Index	10,274	100.00%

(n)	Seeks exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000 Total Return Index	10,001	100.00%

(o)	Defensive S&P 500 vs. Top 50 dispersion strategy, combining a short position in index volatility with a long position in single stock volatility.

Top Underlying Components	Shares	Notional	Percentage of Notional
Options
SPDR S&P 500 ETF Put		-45,653	-408.55%
SPDR S&P 500 ETF Call		-19,727	-176.54%
Apple Inc Put		5,672	50.76%
Microsoft Corp Put		4,919	44.02%
Apple Inc Call		3,352	30.00%
Microsoft Corp Call		3,085	27.61%
Amazon.com Inc Put		2,724	24.37%
Amazon.com Inc Call		2,077	18.58%
Alphabet Inc-A Put		1,676	15.00%
Alphabet Inc-C Put		1,537	13.76%
Berkshire Hathaway Inc-Cl B Put		1,365	12.21%
Tesla Inc Put		1,290	11.54%
Alphabet Inc-A Call		1,186	10.62%
Tesla Inc Call		1,186	10.61%
NVIDIA Corp Put		1,118	10.01%
Alphabet Inc-C Call		1,111	9.95%
NVIDIA Corp Call		1,045	9.36%
United Health Grp Put		994	8.89%
Johnson & Johnson Put		915	8.19%
Meta Platforms-A Put		912	8.16%
JPMorgan Chase Put		884	7.91%
Procter & Gamble Put		884	7.91%
Berkshire Hathaway Inc-Cl B Call		837	7.49%
Meta Platforms-A Call		804	7.19%
Visa Inc-Class A Put		753	6.74%
Home Depot Inc Put		717	6.42%
Exxon Mobil Corp Put		694	6.21%
Bank Of America Put		692	6.20%
United Health Grp Call		655	5.86%
Johnson & Johnson Call		631	5.65%
JPMorgan Chase Call		608	5.44%
Abbvie Inc Put		561	5.02%
Pfizer Inc Put		559	5.01%
Comcast Corp-A Put		554	4.96%
Visa Inc-Class A Call		552	4.94%
The Walt Disney Co Put		551	4.93%
Pepsico Inc Put		548	4.91%
Chevron Corp Put		527	4.72%
Exxon Mobil Corp Call		516	4.62%
Chevron Corp Call		512	4.58%
The Coca-Cola Co Put		505	4.52%
Costco Wholesale Put		498	4.46%
Broadcom Inc Put		489	4.38%
Home Depot Inc Call		480	4.30%
Pfizer Inc Call		461	4.12%
Common Stock
SPDR S&P 500 ETF	13,003	5,873	52.55%
Apple Inc	-6,985	-1,220	-10.92%
Microsoft Corp	-2,764	-852	-7.62%
Tesla Inc	-701	-755	-6.76%
Amazon.com Inc	-153	-497	-4.45%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

(p)	Attempts to generate income by selling dislocated single stock calls while offsetting the market risk with a long S&P call.

Top Underlying Components	Notional	Percentage of Notional
Options
SPX European Call Option	15,788	136.57%
AAPL American Call Option	-1,159	-10.03%
PEP American Call Option	-986	-8.53%
AMZN American Call Option	-919	-7.95%
MSFT American Call Option	-850	-7.36%
PFE American Call Option	-760	-6.58%
ACN American Call Option	-751	-6.49%
NOW American Call Option	-679	-5.87%
NKE American Call Option	-671	-5.81%
NVDA American Call Option	-668	-5.78%
ADBE American Call Option	-597	-5.17%
LMT American Call Option	-592	-5.12%
MU American Call Option	-558	-4.83%
LIN American Call Option	-525	-4.54%
CVX American Call Option	-524	-4.53%
ORCL American Call Option	-490	-4.24%
PG American Call Option	-483	-4.18%
FB American Call Option	-467	-4.04%
CHTR American Call Option	-444	-3.84%
BKNG American Call Option	-436	-3.77%
QCOM American Call Option	-408	-3.53%
PYPL American Call Option	-407	-3.52%
C American Call Option	-366	-3.17%
CRM American Call Option	-342	-2.96%
JPM American Call Option	-326	-2.82%
LOW American Call Option	-310	-2.68%
ISRG American Call Option	-307	-2.66%
GOOG American Call Option	-303	-2.62%
CB American Call Option	-297	-2.57%
NFLX American Call Option	-294	-2.54%
HD American Call Option	-291	-2.51%
NEE American Call Option	-277	-2.40%
PM American Call Option	-276	-2.39%
SBUX American Call Option	-261	-2.26%
CSCO American Call Option	-260	-2.25%
AMD American Call Option	-256	-2.22%
MMC American Call Option	-254	-2.19%
GOOGL American Call Option	-245	-2.12%
MA American Call Option	-240	-2.08%
AMT American Call Option	-225	-1.95%
COST American Call Option	-219	-1.90%
INTU American Call Option	-219	-1.89%
KO American Call Option	-216	-1.87%
MS American Call Option	-211	-1.82%
DIS American Call Option	-210	-1.82%
AMAT American Call Option	-202	-1.75%
ADI American Call Option	-198	-1.71%
BRK American Call Option	-193	-1.67%
AVGO American Call Option	-192	-1.66%
Currency
United States Dollar	290	2.51%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

(q)	Aims to take advantage of the convergence in the performance of bonds with higher vs. lower real yields across G8 government bonds.

Top Underlying Components	Notional	Percentage of Notional
Futures
Long Gilt Future Jun22	-11,356	-63.82%
Jpn 10Y Bond (OSE) Jun22	-7,021	-39.46%
US 10Yr Note (CBT) Jun22	-6,592	-37.05%
Euro-Bund Future Jun22	-3,356	-18.86%
Aust 10Y Bond Future Jun22	2,920	16.41%
Can 10Yr Bond Future Jun22	1,172	6.59%
Euro-BTP Future Jun22	1,139	6.40%
Euro-OAT Future Jun22	761	4.28%

(r)	Market neutral strategy that seeks to provide exposure to Low Volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Orpea SA	12,970	-78	-0.56%
EPAM Systems Inc	6,287	-78	-0.55%
Sonova Holding AG	4,764	-77	-0.55%
GN Store Nord A/S	1,677	-76	-0.55%
MongoDB Inc	4,065	-76	-0.55%
Okta Inc	1,687	76	0.55%
Ocado Group PLC	2,353	-76	-0.54%
Delivery Hero SE	4,204	-76	-0.54%
Assicurazioni Generali SpA	1,992	75	0.54%
DocuSign Inc	605	-74	-0.53%
DexCom Inc	1,166	-74	-0.53%
Twilio Inc	442	74	0.53%
Sands China Ltd	6,101	-74	-0.53%
Vestas Wind Systems A/S	17,862	-74	-0.53%
Paychex Inc	4,244	74	0.53%
The Trade Desk Inc	579	-74	-0.53%
Insulet Corp	2,475	-74	-0.53%
Nuvei Corp	513	-74	-0.53%
Asana Inc	84	-74	-0.53%
Sartorius Stedim Biotech	79	-73	-0.53%
Uber Technologies Inc	432	-73	-0.52%
Liberty Media Corp-Liberty Formula One	46	73	0.52%
Bachem Holding AG	213	-73	-0.52%
Universal Music Group NV	134	-73	-0.52%
Constellation Energy Corp	421	-73	-0.52%
Intuit Inc	5,251	73	0.52%
Domino's Pizza Enterprises Ltd	402	-73	-0.52%
Severn Trent PLC	378	73	0.52%
NN Group NV	415	73	0.52%
Delta Air Lines Inc	591	-73	-0.52%
Synopsys Inc	1,747	73	0.52%
Booking Holdings Inc	0	73	0.52%
Invesco Ltd	0	-73	-0.52%
Splunk Inc	522	-73	-0.52%
Enphase Energy Inc	14	-73	-0.52%
Motorola Solutions Inc	225	73	0.52%
Cie Generale des Etablissements Michelin	283	73	0.52%
Starbucks Corp	921	73	0.52%
Square Inc	589	72	0.52%
Arthur J Gallagher & Co	173	72	0.52%
National Grid PLC	723	72	0.52%
Walmart Inc	648	72	0.52%
NRG Energy Inc	34	-72	-0.52%
Tyler Technologies Inc	400	72	0.52%
Waste Connections Inc	25	72	0.52%
Bill.com Holdings Inc	603	-72	-0.52%
Siemens Gamesa Renewable Energy SA	123	-72	-0.52%
Avalara Inc	1,179	72	0.52%
Cognex Corp	31	-72	-0.52%
Tyson Foods Inc	66	-72	-0.52%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

(s)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Total Return 4 Jan 1988 Index	0	0.00%

(t)	Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Southwestern Energy Co	-2,857	-327	-2.49%
EQT Corp	-16,273	-305	-2.32%
American Airlines Group Inc	-7,055	-297	-2.26%
American Tower Corp	-1,156	-290	-2.21%
Delta Air Lines Inc	-1,722	-289	-2.20%
SBA Communications Corp	-11,112	-288	-2.19%
American Water Works Co Inc	-6,779	-285	-2.17%
Equinix Inc	-1,440	-284	-2.16%
Park Hotels & Resorts Inc	-1,738	-284	-2.16%
Southwest Airlines Co	-4,689	-284	-2.16%
American Homes 4 Rent	-2,499	-282	-2.15%
Host Hotels & Resorts Inc	-6,404	-282	-2.15%
JetBlue Airways Corp	-7,304	-281	-2.14%
Prologis Inc	-383	-281	-2.14%
Uber Technologies Inc	-8,862	-280	-2.13%
Sun Communities Inc	-2,884	-277	-2.11%
The Boeing Co	-839	-276	-2.10%
NextEra Energy Inc	-1,459	-276	-2.10%
PG&E Corp	-1,753	-274	-2.09%
Axalta Coating Systems Ltd	-14,534	-273	-2.08%
Martin Marietta Materials Inc	-3,696	-273	-2.08%
Plug Power Inc	-18,801	-273	-2.08%
Berry Global Group Inc	-1,922	-272	-2.07%
The Sherwin-Williams Co	-6,195	-272	-2.07%
Sensata Technologies Holding PLC	-6,974	-270	-2.06%
HEICO Corp	-1,609	-269	-2.05%
United Rentals Inc	-710	-269	-2.05%
Lyft Inc	-3,968	-268	-2.04%
Sunstone Hotel Investors Inc	-3,255	-268	-2.04%
Cheniere Energy Inc	-7,640	-266	-2.03%
Occidental Petroleum Corp	-4,697	-266	-2.03%
General Electric Co	-22,986	-264	-2.01%
The Middleby Corp	-7,149	-264	-2.01%
The Mosaic Co	-14,528	-264	-2.01%
TransDigm Group Inc	-1,741	-263	-2.00%
XPO Logistics Inc	-9,546	-260	-1.98%
Alcoa Corp	-2,400	-257	-1.95%
Sunrun Inc	-8,426	-256	-1.94%
Trex Co Inc	-979	-253	-1.92%
Chart Industries Inc	-836	-251	-1.90%
Generac Holdings Inc	-22,735	-249	-1.89%
Saia Inc	-1,089	-239	-1.81%
Crown Holdings Inc	-5,319	-217	-1.65%
CenterPoint Energy Inc	-1,581	-196	-1.49%
Rexford Industrial Realty Inc	-4,610	-179	-1.36%
Pebblebrook Hotel Trust	-45,674	-175	-1.33%
Colfax Corp	-403	-171	-1.30%
The AZEK Co Inc	-3,876	-168	-1.28%
National Oilwell Varco Inc	-1,711	-150	-1.14%
Invitation Homes Inc	-7,841	-148	-1.13%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

(u)	Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Gaming and Leisure Properties Inc	4,325	450	2.29%
Iron Mountain Inc	1,791	450	2.29%
Pinnacle West Capital Corp	30,568	450	2.29%
Edison International	37,830	446	2.27%
PPL Corp	1,514	444	2.26%
Omega Healthcare Investors Inc	11,263	442	2.25%
Fastenal Co	806	440	2.24%
Kinder Morgan Inc	13,303	440	2.24%
Medical Properties Trust Inc	3,998	440	2.24%
International Paper Co	2,032	435	2.21%
Packaging Corp of America	6,144	435	2.21%
CH Robinson Worldwide Inc	16,590	431	2.19%
Hubbell Inc	6,634	431	2.19%
Amcor PLC	6,367	429	2.18%
SL Green Realty Corp	25,468	429	2.18%
Stanley Black & Decker Inc	49,852	429	2.18%
WP Carey Inc	7,414	429	2.18%
General Dynamics Corp	3,505	427	2.17%
3M Co	1,769	425	2.16%
OGE Energy Corp	9,594	425	2.16%
United Parcel Service Inc	2,090	425	2.16%
Vornado Realty Trust	1,753	425	2.16%
Weyerhaeuser Co	2,343	425	2.16%
Dow Inc	9,415	423	2.15%
Illinois Tool Works Inc	8,126	423	2.15%
Equitrans Midstream Corp	2,019	421	2.14%
PACCAR Inc	23,290	421	2.14%
The Chemours Co	1,654	419	2.13%
Lockheed Martin Corp	949	419	2.13%
Cummins Inc	3,977	417	2.12%
Huntington Ingalls Industries	1,800	417	2.12%
Harris Corp	945	411	2.09%
LyondellBasell Industries NV	5,842	409	2.08%
South Jersey Industries Inc	2,853	407	2.07%
Atlas Air Worldwide Holdings Inc	20,833	374	1.90%
Welbilt Inc	3,184	364	1.85%
Antero Midstream GP LP	10,414	332	1.69%
Spirit Realty Capital Inc	14,197	303	1.54%
Plains GP Holdings LP	25,875	299	1.52%
Herc Holdings Inc	4,777	293	1.49%
Physicians Realty Trust	2,783	291	1.48%
Sabra Health Care REIT Inc	5,765	275	1.40%
MSC Industrial Direct Co Inc	15,558	271	1.38%
AGCO Corp	18,486	261	1.33%
EnLink Midstream LLC	11,780	246	1.25%
MGM Growth Properties LLC	7,549	226	1.15%
Avis Budget Group Inc	5,280	212	1.08%
Uniti Group Inc	6,579	189	0.96%
ManpowerGroup Inc	5,785	169	0.86%
STORE Capital Corp	3,066	169	0.86%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

(v)	An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

Top Underlying Components	Notional	Percentage of Notional
Futures
S&P 500 E-mini Future Jun22	0	0.00%

(w)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Futures
S&P 500 E-mini Future Jun22	0	0.00%

(x)	Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Currency
Japanese Yen	7,624	41.48%
Australian Dollar	-3,469	-18.87%
Swedish Krona	-3,293	-17.91%
British Pound	2,607	14.18%
New Zealand Dollar	-2,332	-12.68%
Canadian Dollar	-1,678	-9.13%
Norwegian Krone	-1,289	-7.01%
Euro	657	3.57%
Swiss Franc	-151	-0.82%

See notes to unaudited consolidated schedule of investments.

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

(y)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	-4,521	-24.60%

(z)	Systematic strategy that takes advantage of the volatility curve to generate positive carry.

Top Underlying Components	Notional	Percentage of Notional
Derivatives
1y Forward 5y20y Straddle	14,183	77.16%
1y Forward 10y20y Straddle	2,920	15.89%
1y Forward 1y7y Straddle	1,669	9.08%
1y Forward 3y7y Straddle	1,669	9.08%
1y Forward 1y3y Straddle	834	4.54%
1y Forward 3y3y Straddle	417	2.27%

(aa)	Systematic strategy seeks to monetize the implied-to-realized volatility risk premium by selling short-dated OTM puts.

Top Underlying Components	Notional	Percentage of Notional
Options
SPXW US 04/01/22 P4455 Index	2,142	11.65%
SPXW US 04/04/22 P4400 Index	1,071	5.83%
SPXW US 04/01/22 P4430 Index	1,064	5.79%
SPXW US 04/01/22 P4245 Index	723	3.93%
SPXW US 04/06/22 P4315 Index	714	3.88%
SPXW US 04/04/22 P4385 Index	709	3.86%

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CLP	- Chilean Peso
CNH	- Chinese Yuan
COP	- Colombian Peso
EUR	- Euro
GBP	- British Pound
HUF	- Hungarian Forint
INR	- India Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
LIBOR	- London Interbank Offered Rate
MXN	- Mexican Peso
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
SOFR	- Secured Overnight Financing Rate
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- U.S. Dollar
ZAR	- South African Rand

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

	Cost	Fair Value(b)
TOTAL INVESTMENTS—0.0%	$—	$—
Other Assets in Excess of Liabilities—100.0%		2,225
Net Assets — 100.0%		$2,225

Total Return Index Swaps(a)—2.4%
Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	12 Month SOFR + 0.55%	Total return on iShares S&P GSCI Commodity-Indexed Trust	USD	258	4/18/23	N/A	$—	$(1)	$—	$1
Deutsche Bank AG	0.00%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(c)	USD	444	7/7/22	N/A	—	12	12	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Basket Series 11 Excess Return Strategy Index(d)	USD	1,056	3/6/23	N/A	—	42	42	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return on JPM Bi-Weekly 1 Month Variance US Conviction Mean Reversion Index(e)	USD	482	3/6/23	N/A	—	4	4	—
JPMorgan Chase Bank, N.A.	Fixed Rate of 0.04%	Total return on JPM Momentum Factor Index(f)	USD	450	4/24/23	N/A	—	1	1	—
Macquarie Bank, Ltd.	Fixed Rate of 0.25%	Total return on Macquarie US Equity Overnight Mean Reversion Index(g)	USD	203	3/9/23	N/A	—	(2)	—	2
Nomura Securities Co., Ltd.	Fixed Rate of 0.15%	Total return on Nomura G10 All Currencies Mean Reversion 25x w/ no Vol Adjustment Index(h)	USD	300	3/4/23	N/A	—	(2)	—	2
Total Total Return Index Swaps							$—	$54	$59	$5

(a)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.

(b)	Fair value as of March 31, 2022 is determined by the board of trustees of FS Series Trust (the “Trust’’).

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

(c)	Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias EU	-174	-38.16%
Deutsche Bank Duration Bias US	-98	-21.57%

(d)	Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs' proprietary strategies across three asset classes - FX Trend, Rates & Bonds Trend, and Equity Trend.

Top Underlying Components	Notional	Percentage of Notional
Futures
SWISS MKT IX Futures Jun22	-368	-33.51%
S&P 500 E-mini Futures Jun22	-316	-28.80%
AMSTERDAM IDX Futures Apr22	-315	-28.69%
HSCEI Futures Apr22	-308	-28.07%
CAC40 10 Euro Futures Apr22	-306	-27.85%
Euro-BUND Futures Jun22	306	27.82%
MSCI EmgMkt Jun22	-303	-27.63%
OMXS30 IND Futures Apr22	-260	-23.63%
Euro STOXX 50 Jun22	-259	-23.60%
TOPIX INDX Futures Jun22	-252	-22.93%
FTSE 100 IDX Futures Jun22	-201	-18.33%
LONG GILT Futures Jun22	-194	-17.70%
E-Mini Russ 2000 Jun22	-119	-10.88%
FTSE/JSE TOP 40 Jun22	-107	-9.73%
DAX INDEX Futures Jun22	-91	-8.30%
SET50 Futures Jun22	78	7.12%
HANG SENG IDX Futures Apr22	-76	-6.94%
KOSPI2 INX Futures Jun22	69	6.33%
SPI 200 Futures Apr22	-63	-5.69%
FTSE/MIB IDX Futures Jun22	-57	-5.20%
US LONG BOND(CBT) Jun22	-52	-4.74%
IBEX 35 INDX Futures Apr22	-50	-4.52%
Euro-BOBL Futures Jun22	31	2.85%
JPN 10Y BOND(OSE) Jun22	26	2.40%
3 MONTH SOFR Futures Jun23	-26	-2.33%
3 MONTH SOFR Futures Sep22	25	2.24%
ICE 3MTH SONIA Futures Dec22	-21	-1.89%
US 2YR NOTE (CBT) Jun22	-20	-1.78%
3MO Euro EURIBOR Sep22	20	1.78%
ICE 3MTH SONIA Futures Jun23	-18	-1.67%
Currency
Indian Rupee	361	32.87%
Canadian Dollar	-301	-27.36%
Swiss Franc	-253	-23.03%
US Dollar	-222	-20.25%
Norwegian Krone	-222	-20.25%
Japanese Yen	-216	-19.70%
Australian Dollar	-215	-19.60%
Hungarian Forint	-87	-7.91%
South African Rand	87	7.91%
Euro	-65	-5.88%
Polish Zloty	-63	-5.69%
Chilean Peso	-61	-5.54%
Swedish Krona	61	5.54%
Czech Koruna	-52	-4.74%
Indonesian Rupiah	42	3.85%
Philippines Peso	41	3.69%
British Pound	-30	-2.78%
Israeli Shekel	30	2.73%
Mexican Peso	27	2.42%
Singapore Dollar	-20	-1.86%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

(e)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Total Return 4 Jan 1988 Index	0	0.00%

(f)	Market neutral strategy that seeks to provide exposure to Momentum risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
AMC Entertainment Holdings Inc	111	3	0.61%
Neste Oyj	-58	-3	-0.58%
10X Genomics Inc	-33	-3	-0.56%
Sonova Holding AG	6	2	0.55%
MongoDB Inc	6	2	0.55%
Robinhood Markets Inc	182	2	0.55%
Rivian Automotive Inc	49	2	0.54%
The Goldman Sachs Group Inc	-159	-2	-0.54%
GN Store Nord A/S	-49	-2	-0.54%
DraftKings Inc	-124	-2	-0.54%
Hermes International	2	2	0.53%
DocuSign Inc	-22	-2	-0.53%
CapgE-mini SE	11	2	0.53%
Getinge AB-B Shares	59	2	0.53%
Twilio Inc	-15	-2	-0.53%
DexCom Inc	5	2	0.53%
Prudential PLC	-161	-2	-0.53%
Paychex Inc	18	2	0.53%
AES Corp	-93	-2	-0.53%
The Carlyle Group Inc	49	2	0.53%
Enel SpA	-353	-2	-0.53%
Unity Software Inc	24	2	0.53%
Standard Life Aberdeen PLC	-840	-2	-0.53%
Splunk Inc	-34	-2	-0.53%
Liberty Media Corp-Liberty Formula One	34	2	0.52%
Uber Technologies Inc	-66	-2	-0.52%
FactSet Research Systems Inc	5	2	0.52%
Edwards Lifesciences Corp	20	2	0.52%
Intuit Inc	5	2	0.52%
Schibsted ASA	-7	-2	-0.52%
Exelon Corp	50	2	0.52%
Valero Energy Corp	-23	-2	-0.52%
Synopsys Inc	7	2	0.52%
Invesco Ltd	-102	-2	-0.52%
Hormel Foods Corp	-16	-2	-0.52%
Motorola Solutions Inc	10	2	0.52%
Cie Financiere Richemont SA	18	2	0.52%
Safran SA	-20	-2	-0.52%
Enphase Energy Inc	12	2	0.52%
Arthur J Gallagher & Co	13	2	0.52%
IPG Photonics Corp	-76	-2	-0.52%
Moderna Inc	14	2	0.52%
PPL Corp	-82	-2	-0.52%
Costco Wholesale Corp	4	2	0.52%
Renault SA	-88	-2	-0.52%
SoftBank Group Corp	-51	-2	-0.52%
LendLease Group	-277	-2	-0.52%
Temenos AG	-131	-2	-0.52%
Southwest Airlines Co	-51	-2	-0.52%
Bill.com Holdings Inc	10	2	0.52%

See notes to unaudited consolidated schedule of investments.

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

(g)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 E-mini Future Jun22	0	0.00%

(h)	Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Currency
Japanese Yen	124	41.48%
Australian Dollar	-56	-18.87%
Swedish Krona	-53	-17.91%
British Pound	42	14.18%
New Zealand Dollar	-38	-12.68%
Canadian Dollar	-27	-9.13%
Norwegian Krone	-21	-7.01%
Euro	11	3.57%
Swiss Franc	-2	-0.82%

See notes to unaudited consolidated schedule of investments.

FS Chiron Real Asset Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)		Amortized Cost	Fair Value(c)
Convertible Bonds—1.9%
Palo Alto Networks, Inc., 0.8%, 7/1/23		Internet		$29	$67	$68
SGX Treasury I Pte Ltd., 0.0%, 3/1/24	(d)	Investment Companies		€200	235	225
Singapore Airlines Ltd., 1.6%, 12/3/25		Airlines	S$	250	206	204
Total Convertible Bonds					508	497

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Common Stocks—58.0%
AGCO Corp.		Machinery-Diversified	2,306	$325	$337
Albemarle Corp.		Chemicals	596	137	132
America Movil SAB de CV		Telecommunications	19,591	387	414
Archer-Daniels-Midland Co.		Agriculture	5,400	455	487
ASML Holding N.V.		Semiconductors	401	274	268
Assicurazioni Generali SpA		Insurance	19,231	375	442
Atlassian Corp. Plc	(e)	Software	241	68	71
Bunge Ltd.		Agriculture	1,227	137	136
Capitaland Investment Ltd.	(e)	Private Equity	138,800	392	409
Carrefour SA		Food	18,882	381	410
Cemex SAB de CV	(e)	Building Materials	50,123	268	265
CF Industries Holdings, Inc.		Chemicals	1,303	137	135
Cia de Saneamento Basico do Estado de Sao Paulo		Water	11,197	110	110
Ciena Corp.	(e)	Telecommunications	4,536	274	275
CNH Industrial N.V.		Machinery-Diversified	17,267	260	274
Cognizant Technology Solutions Corp.		Computers	3,954	348	355
Deere & Co.		Machinery-Diversified	815	319	339
Enbridge, Inc.		Pipelines	9,581	425	442
Engie SA		Electric	20,585	270	272
Equinor ASA		Oil & Gas	9,006	343	338
F5, Inc.	(e)	Internet	688	138	144
Ferrari N.V.		Auto Manufacturers	641	136	140
Freeport-McMoRan, Inc.		Mining	7,115	356	354
Glencore Plc	(e)	Mining	73,220	488	481
Gold Fields Ltd.		Mining	4,373	69	68
Grupo Televisa SAB		Media Entertainment	11,910	138	139
IHI Corp.		Aerospace/Defense	14,200	343	344
Intercontinental Exchange, Inc.		Diversified Financial Services	506	68	67
Jabil, Inc.		Electronics	2,425	140	150
Juniper Networks, Inc.		Telecommunications	7,889	267	293
Koninklijke KPN N.V.		Telecommunications	97,823	334	340
Leonardo SpA	(e)	Aerospace/Defense	13,635	140	136
Manhattan Associates, Inc.	(e)	Software	489	65	68
Mastercard, Inc.		Diversified Financial Services	395	137	141
Mitsubishi UFJ Financial Group, Inc.		Banks	51,400	337	321
Mosaic Co.		Chemicals	4,041	272	269
MSCI, Inc.		Software	138	70	69
Neste OYJ		Oil & Gas	7,514	323	345
Nexstar Media Group, Inc.		Media Entertainment	955	172	180
Nintendo Co. Ltd.		Toys/Games/Hobbies	500	261	253

See notes to unaudited consolidated schedule of investments.

FS Chiron Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Nutrien Ltd.		Chemicals	657	$69	$68
NVIDIA Corp.		Semiconductors	976	272	266
Occidental Petroleum Corp.		Oil & Gas	4,664	274	265
Phillips 66		Oil & Gas	1	—	—
Plug Power, Inc.	(e)	Energy-Alternate Sources	2,324	68	66
POSCO		Iron/Steel	4,579	279	271
RWE AG		Electric	3,120	137	136
Saab AB		Aerospace/Defense	3,752	137	136
Schlumberger N.V.		Oil & Gas Services	8,232	350	340
Singapore Exchange Ltd.		Diversified Financial Services	59,600	423	438
Taiwan Semiconductor Manufacturing Co. Ltd.		Semiconductors	1,274	137	133
Teck Resources Ltd.		Mining	6,678	273	270
Telefonica Brasil SA		Telecommunications	24,593	241	277
Tenaris SA		Metal Fabricate/Hardware	11,515	338	346
Toronto-Dominion Bank		Commercial Banks	3,408	263	271
Union Pacific Corp.		Transportation	1,630	422	445
Vale SA		Iron/Steel	18,316	352	366
Valero Energy Corp.		Oil & Gas	4,011	391	407
Vallourec SA	(e)	Metal Fabricate/Hardware	27,494	321	355
Waste Management, Inc.		Environmental Control	426	69	7
Wilmar International Ltd.		Food	114,400	391	397
Total Common Stocks				15,146	15,473
Convertible Preferred Stocks—1.0%
Broadcom, Inc., 8%, 09/30/2022		Semiconductors	140	277	275
Total Convertible Preferred Stocks				277	275
Preferred Stocks—1.1%
Porsche Automobil Holding SE		Auto Manufacturers	2,972	271	289
Total Preferred Stocks				271	289

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
U.S. Treasury & Government Agencies—6.8%
Deutsche Bundesrepublik Inflation Linked Bond, 0.5%, 4/15/2030		Sovereign	€200,210	$286	$274
Italy Buoni Poliennali Del Tesoro, 3.1%, 9/15/2026	(f)	Sovereign	656,062	917	896
United Kingdom Inflation-Linked Gilt, 0.125%, 8/10/2031		Sovereign	£378,725	695	652
Total U.S. Treasury & Government Agencies				1,898	1,822

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments—0.0%
State Street Institutional Liquid Reserves Fund - Premier Class	(g)	0.31%	4,012	$4	$4
Total Short-Term Investments				4	4
TOTAL INVESTMENTS—68.8%				$18,104	18,360
Other Assets in Excess of Liabilities—31.2%					8,322
Net Assets—100.0%					$26,682

See notes to unaudited consolidated schedule of investments.

FS Chiron Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation

Long Futures—0.0%
Commodity Futures Contracts—0.0%
Corn	12	Long	12/14/22	395	$15	$—
Copper	2	Long	7/27/22	237	—	—
Gold	3	Long	6/28/22	580	6	—
Soybean	6	Long	11/14/22	440	—	13
Silver	4	Long	5/26/22	507	—	4
Total Commodity Futures Contracts					$21	$17
Total Long Futures					$21	$17

Total Return Index Swaps(h)—(0.3)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Macquarie Bank, Ltd.	Fixed Rate of 0.25%	Total Return on Bloomberg Commodity Index	USD	4,054	10/10/22	Quarterly	$—	$(66)	$—	$66
Total Total Return Index Swaps							$—	$(66)	$—	$66

Total Return Single Name Equity Swaps(h)— 0.2%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	12 Month SOFR + 0.85%	Total Return on Abu Dhabi Commercial Bank P.J.S.C.	USD	203	11/3/25	Quarterly	$—	$(4)	$—	$4
Goldman Sachs International	Federal Funds Rate + 1.15%	Total Return on Samsung Engineering Co., Ltd.	USD	269	1/22/24	N/A	—	(6)	—	6
Goldman Sachs International	12 Month SOFR + 0.85%	Total Return on Emaar Properties P.J.S.C.	USD	335	3/20/25	Quarterly	—	41	41	—
Goldman Sachs International	12 Month SOFR + 0.75%	Total Return on Saudi Basic industries Corporation (SABIC)	USD	271	3/25/25	Quarterly	—	4	4	—
Goldman Sachs International	12 Month SOFR + 0.85%	Total Return on Emirates NBD P.J.S.C.	USD	276	3/20/25	Quarterly	—	9	9	—
Morgan Stanley & Co. International PLC	Federal Funds Rate + 1.15%	Total Return on SK hynix Inc.	USD	139	3/22/24	N/A	—	(5)	—	5
Total Total Return Single Name Equity Swaps							$—	$39	$54	$15

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of March 31, 2022 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security is non-income producing.

See notes to unaudited consolidated schedule of investments.

FS Chiron Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2022

(dollar values in thousands, except share and per share amounts)

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $896, which represents approximately 3.4% of net assets as of March 31, 2022.

(g)	Rate represents the seven-day yield as of March 31, 2022. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(h)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount, and (iii) if applicable any dividends received into the basket since the previous reset date. Valuations may be inclusive of interest and/or dividends receivable/payable and, as a result, the notional amounts presented may not recalculate directly with the fair value presented.

See notes to unaudited consolidated schedule of investments.

FS Series Trust
Notes to Unaudited Consolidated Schedule of Investments
(dollar values in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Funds’ audited consolidated financial statements contained in their annual report for the fiscal year ended December 31, 2021.

FS Series Trust (the “Trust”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on November 28, 2016. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2022, the Trust consists of three active series, which are presented in this book (collectively, the “Funds” and each individually a “Fund”): (i) FS Multi-Strategy Alternatives Fund (“FSMS”) and (ii) FS Managed Futures Fund (“Managed Futures”) and (iii) FS Chiron Real Asset Fund (“Real Asset” and, collectively with Managed Futures, the “Alt Beta Funds” and each individually, an “Alt Beta Fund”).

FSMS commenced investment operations on May 16, 2017. Each of the Alt Beta Funds commenced investment operations on December 31, 2018.

Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies.

•	FS Multi-Strategy Alternatives Fund seeks to provide shareholders with positive absolute returns over a complete market cycle.

•	FS Managed Futures Fund seeks to provide positive absolute returns with low correlation to traditional investments.

•	FS Chiron Real Asset Fund seeks to provide total returns consisting of capital appreciation and income.

The Funds use derivatives in executing their respective investment objectives for a variety of purposes, such as to seek economic exposure to one or more alternative strategies, enhance returns, increase investment flexibility, speculate on a targeted investment opportunity, or for hedging purposes. In attempting to achieve their investment objectives, the Funds primarily use total return basket swaps that seek both long and short exposure on variety of strategies, in a notional amount, that the Funds could not otherwise have exposure to on a name by name basis. The total return basket swaps include exposure to equity risk as well as foreign currency, commodity and interest rate risk.

Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act and has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually thereafter, as a regulated investment company (“RIC”) as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

As of March 31, 2022, FSMS had one wholly owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly owned subsidiary, FS Managed Futures Fund (Cayman), and Real Asset had one wholly owned subsidiary FS Chiron Real Asset Fund (Cayman), (collectively, the “Subsidiaries”), through which they may gain exposure to commodities. The unaudited consolidated schedules of investments include both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.

FS Series Trust
Notes to Unaudited Consolidated Schedule of Investments (continued)
(dollar values in thousands)

The following tables summarize the composition of each Fund’s investment portfolio at cost and fair value as of March 31, 2022:

FS Multi-Strategy Alternatives Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$44,124	$43,246	50%
Convertible Bonds	769	766	1%
Common Stocks	39,507	41,587	49%
Total	$84,400	$85,599	100%

FS Chiron Real Asset Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Convertible Bonds	$508	$497	3%
Common Stocks	15,146	15,473	84%
Convertible Preferred Stocks	277	275	1%
Preferred Stocks	271	289	2%
U.S. Treasury & Government Agencies	1,898	1,822	10%
Short-Term Investments	4	4	0%
Total	$18,104	$18,360	100%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if such Fund owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if such owned 5% or more of its voting securities.

FS Series Trust
Notes to Unaudited Consolidated Schedule of Investments (continued)
(dollar values in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of FSMS in such industries as of March 31, 2022:

Industry Classification	Fair Value	Percentage of Portfolio
Retail	$10,933	12.8%
Packaging & Containers	8,084	9.4%
Transportation	5,446	6.4%
Commercial Services	5,246	6.1%
Real Estate Investment Trusts	4,972	5.8%
Software	4,949	5.8%
Chemicals	4,320	5.0%
Healthcare-Services	3,427	4.0%
Environmental Control	2,813	3.3%
Internet	2,440	2.8%
Healthcare-Products	2,315	2.7%
Entertainment	2,298	2.7%
Diversified Financial Services	2,189	2.6%
Telecommunications	1,722	2.0%
Aerospace/Defense	1,672	2.0%
Machinery-Diversified	1,609	1.9%
Electronics	1,420	1.7%
Agriculture	1,418	1.7%
Distribution/Wholesale	1,408	1.6%
Home Builders	1,362	1.6%
Media Entertainment	1,283	1.5%
Oil & Gas	1,173	1.4%
Real Estate	1,162	1.4%
Beverages	1,147	1.3%
Advertising	1,032	1.2%
Airlines	1,029	1.2%
Leisure Time	979	1.1%
Insurance	941	1.1%
Private Equity	913	1.1%
Pharmaceuticals	810	0.9%
Trucking & Leasing	587	0.7%
Building Materials	565	0.7%
Cosmetics/Personal Care	549	0.6%
Food Service	523	0.6%
Miscellaneous Manufacturing	520	0.6%
Apparel	474	0.6%
Housewares	386	0.4%
Holding Companies-Diversified	332	0.4%
Food	296	0.3%
Auto Parts & Equipment	273	0.3%
Investment Companies	264	0.3%
Household Products/Wares	221	0.3%
Engineering & Construction	97	0.1%
Total	$85,599	100.0%

FS Series Trust
Notes to Unaudited Consolidated Schedule of Investments (continued)
(dollar values in thousands)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of Real Asset in such industries as of March 31, 2022:

Industry Classification	Fair Value	Percentage of Portfolio
Sovereign	$1,822	9.9%
Telecommunications	1,599	8.7%
Oil & Gas	1,355	7.4%
Mining	1,173	6.4%
Machinery-Diversified	950	5.2%
Semiconductors	942	5.1%
Food	807	4.4%
Metal Fabricate/Hardware	701	3.8%
Diversified Financial Services	646	3.5%
Iron/Steel	637	3.5%
Agriculture	623	3.4%
Aerospace/Defense	616	3.4%
Chemicals	604	3.3%
Transportation	445	2.4%
Insurance	442	2.4%
Pipelines	442	2.4%
Auto Manufacturers	429	2.3%
Private Equity	409	2.2%
Electric	408	2.2%
Computers	355	1.9%
Oil & Gas Services	340	1.9%
Banks	321	1.8%
Media Entertainment	319	1.7%
Commercial Banks	271	1.5%
Building Materials	265	1.5%
Toys/Games/Hobbies	253	1.4%
Investment Companies	225	1.2%
Internet	212	1.2%
Software	208	1.1%
Airlines	204	1.1%
Electronics	150	0.8%
Water	110	0.6%
Energy-Alternate Sources	66	0.4%
Environmental Control	7	0.0%
Short-Term Investments	4	0.0%
Total	$18,360	100.0%

Under existing accounting guidance, fair value is defined as the price that a Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Funds classify the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

FS Series Trust
Notes to Unaudited Consolidated Schedule of Investments (continued)
(dollar values in thousands)

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of March 31, 2022, the Funds’ investments and derivatives were categorized as follows in the fair value hierarchy:

FS Multi-Strategy Alternatives Fund

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$43,246	$—	$43,246
Convertible Bonds	—	766	—	766
Common Stocks	41,587	—	—	41,587
Forward Foreign Currency Exchange Contracts	—	150	—	150
Long Futures	1,663	—	—	1,663
Short Futures	206	—	—	206
Total Return Index Swaps	—	4,623	—	4,623
Total Assets	$43,456	$48,785	$—	$92,241

Liability Description
Mutual Funds Sold Short	$(14,969)	$—	$—	$(14,969)
Corporate Bonds Sold Short	—	(7,931)	—	(7,931)
Common Stocks Sold Short	(3,764)	—	—	(3,764)
Forward Foreign Currency Exchange Contracts	—	(296)	—	(296)
Long Futures	(163)	—	—	(163)
Short Futures	(1,620)	—	—	(1,620)
Total Return Index Swaps	—	(2,240)	—	(2,240)
Total Liabilities	$(20,516)	$(10,467)	$—	$(30,983)

FS Managed Futures Fund

Asset Description	Level 1	Level 2	Level 3	Total
Total Return Index Swaps	$—	$59	$—	$59

Liability Description
Total Return Index Swaps	$—	$(5)	$—	$(5)

FS Chiron Real Asset Fund

Asset Description	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$497	$—	$497
Common Stocks	15,220	253	—	15,473
Convertible Preferred Stocks	275	—	—	275
Preferred Stocks	289	—	—	289
U.S. Treasury & Government Agencies	—	1,822	—	1,822
Short-Term Investments	4	—	—	4
Long Futures	21	—	—	21
Total Return Index Swaps	—	54	—	54
Total Assets	$15,809	$2,626	$—	$18,435

Liability Description
Long Futures	$(17)	$—	$—	$(17)
Total Return Index Swaps	—	(81)	—	(81)
Total Liabilities	$(17)	$(81)	$—	$(98)

FS Series Trust
Notes to Unaudited Consolidated Schedule of Investments (continued)
(dollar values in thousands)

The Funds’ investments as of March 31, 2022 primarily consisted of Exchange-Traded Securities or OTC Securities. All of the common equity investments, each of which was traded on an active public market, were valued at their closing price as of March 31, 2022. All of the fixed income investments were valued by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service.